                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10427

                 RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERNATIONAL AGGRESSIVE GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE INTERNATIONAL
AGGRESSIVE GROWTH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     12

Investments in Securities...........     14

Financial Statements................     26

Notes to Financial Statements.......     31

Approval of Investment Management
   Services Agreement...............     52

Proxy Voting........................     55

      (DALBAR LOGO)

The RiverSource mutual
fund shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an
independent financial
services research firm.
The Seal recognizes
communications
demonstrating a level of
excellence in the
industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource International Aggressive Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.

COUNTRY BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

                                   UNITED
JAPAN                              KINGDOM           GERMANY         SWITZERLAND         FRANCE          NETHERLANDS
-----                              -------           -------         -----------         ------          -----------
15.7                                13.80             8.00              6.80              6.70              6.50


JAPAN                             OTHER(1)
-----                             --------
15.7                                42.50

(1) Includes Australia 5.3%, Canada 4.8%, Italy 3.4%, Ireland 2.6%, Sweden 2.6%, Hong Kong 2.3%, Spain 2.2%, South Korea 1.9%, Norway 1.8%, Singapore 1.7%, United States 1.5%, Belgium 1.2%, Finland 1.0%, Brazil 0.9%, South Africa 0.9%, Austria 0.8%, China 0.6%, Denmark 0.6%, Mexico 0.6%, India 0.5%, Luxembourg 0.5%, Russia 0.4%, Taiwan 0.4%, Greece 0.3%, Chile 0.2%, Czech Republic 0.2%, New Zealand 0.2%, Indonesia 0.1% and Cash & Cash Equivalents(2) 3.0%.
(2) Of the 3.0%, 1.4% is due to security lending activity and 1.6% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Toyota Motor (Japan)                  0.9%
GlaxoSmithKline (United Kingdom)      0.8%
Roche Holding (Switzerland)           0.8%
Fugro (Netherlands)                   0.8%
Siemens (Germany)                     0.8%
AstraZeneca (United Kingdom)          0.8%
Total (France)                        0.7%
Telefonica (Spain)                    0.7%
iShares MSCI EAFE Index Fund
   (United States)                    0.7%
UniCredito Italiano (Italy)           0.7%

For further detail about these holdings please refer to the section entitled

"Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.
--------------------------------------------------------------------------------

   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)

VALUE     BLEND    GROWTH
                     X    LARGE
                     X    MEDIUM
                     X    SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                           YEARS IN INDUSTRY
COLUMBIA WANGER ASSET MANAGEMENT,
   L.P.
P. Zachary Egan, CFA                  8
Louis Mendes, CFA                    16

                           YEARS IN INDUSTRY
PRINCIPAL GLOBAL
   INVESTORS, LLC
John Pihlblad, CFA                   30
Steven Larson, CFA                   15

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AXGAX             09/28/01
Class B                     APIBX             09/28/01
Class C                        --             09/28/01
Class I                     AIGGX             03/04/04
Class R4(1)                    --             09/28/01
(1) Effective Dec. 11, 2006, Class Y was renamed Class
    R4.
Total net assets                        $670.6 million
Number of holdings                                 377

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource International Aggressive Growth Fund
  Class A (excluding sales charge)                    +16.20%

Morgan Stanley Capital International (MSCI) EAFE
  Growth Index(1) (unmanaged)                          +15.97

Lipper International Multi-Cap Growth Funds
  Index(2)                                             +15.91

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Growth Index, an unmanaged index, is compiled from a composite of securities markets in Europe, Australia and the Far East. The index represents the growth half of the market capitalizations of each country index, determined by price/book value, from the standard MSCI country indices. The index covers the full range of developed, emerging and MSCI All Country indices, including Free indices where applicable. The Country Growth indices are aggregated into regional Growth indices to create the composite. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper International Multi-Cap Growth Funds Index includes the 10 largest international multi-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL(A)
Class A                                            1.61%
Class B                                            2.37%
Class C                                            2.37%
Class I                                            1.14%
Class R4(b)                                        1.44%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that decreased the management fee by 0.06%), will not exceed 1.72% for Class A, 2.49% for Class B, 2.49% for Class C, 1.37% for Class I, and 1.52% for Class R4.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                                                       SINCE
WITHOUT SALES CHARGE                   6 MONTHS*    1 YEAR     3 YEARS    5 YEARS    INCEPTION
 Class A (inception 9/28/01)            +16.20%     +16.32%    +23.59%    +16.47%     +16.65%
 Class B (inception 9/28/01)            +15.83%     +15.57%    +22.67%    +15.57%     +15.77%
 Class C (inception 9/28/01)            +15.82%     +15.57%    +22.67%    +15.57%     +15.77%
 Class I (inception 3/4/04)             +16.52%     +17.01%    +24.20%       N/A      +21.93%
 Class R4** (inception 9/28/01)         +16.32%     +16.69%    +23.88%    +16.72%     +16.87%

WITH SALES CHARGE
 Class A (inception 9/28/01)             +9.51%      +9.63%    +21.18%    +15.09%     +15.42%
 Class B (inception 9/28/01)            +10.96%     +10.72%    +21.78%    +15.35%     +15.68%
 Class C (inception 9/28/01)            +14.85%     +14.60%    +22.67%    +15.57%     +15.77%

AT MARCH 31, 2007
                                                                                       SINCE
WITHOUT SALES CHARGE                   6 MONTHS*    1 YEAR     3 YEAR     5 YEAR     INCEPTION
 Class A (inception 9/28/01)            +17.12%     +17.64%    +21.12%    +16.04%     +16.19%
 Class B (inception 9/28/01)            +16.77%     +16.77%    +20.14%    +15.15%     +15.30%
 Class C (inception 9/28/01)            +16.77%     +16.77%    +20.14%    +15.14%     +15.30%
 Class I (inception 3/4/04)             +17.43%     +18.20%    +21.59%       N/A      +21.14%
 Class R4** (inception 9/28/01)         +17.24%     +17.89%    +21.31%    +16.27%     +16.40%

WITH SALES CHARGE
 Class A (inception 9/28/01)            +10.38%     +10.88%    +18.76%    +14.67%     +14.94%
 Class B (inception 9/28/01)            +11.87%     +11.87%    +19.21%    +14.92%     +15.21%
 Class C (inception 9/28/01)            +15.79%     +15.79%    +20.14%    +15.14%     +15.30%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource International Aggressive Growth Fund increased 16.20% (Class A shares, excluding sales charge) for the six months ending April 30, 2007, outperforming its benchmark, the Morgan Stanley Capital International EAFE Growth Index (MSCI Index), which increased 15.97%. The Fund also outperformed its peer group, as represented by the Lipper International Multi-Cap Growth Funds Index, which increased 15.91% for the period.

RiverSource International Aggressive Growth Fund is managed by two independent money management firms that each invest a portion of Fund assets in growth stocks of international companies across all market capitalizations. As of April 30, 2007, Principal Global Investors, LLC (Principal) and Columbia Wanger Asset Management, L.P. (Columbia Wanger) each managed approximately 65% and 35% of the Fund's assets, respectively. Below, each subadvisor discusses results and positioning for its portion of the Fund for the semiannual period.

As of April 30, 2007, approximately 35% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource International Aggressive Growth Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 38, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource International Aggressive Growth Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 12 and 35.

Q: What factors most affected performance for your portion of the Fund during the semiannual period?

   PRINCIPAL: Effective stock selection within the industrials, information technology and materials sectors accounted for the majority of the outperformance in our portion of the Fund. More specifically, stock selection within the software and services, consumer durables and apparel, materials and capital goods industries contributed most positively to performance. Stock selection was least effective in the consumer discretionary and consumer staples sectors as selection within the food, beverage and tobacco and automobiles and components industries had the most significant negative impact on performance. From a country perspective, stock selection was most effective in Japan, Norway, Switzerland and Hong Kong and least effective in France.

--------------------------------------------------------------------------------

   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   The largest individual contributors to performance included Ementor and MMI Holdings. Ementor, a Norwegian information technology consulting company, continues to expand revenues and improve margins through its cost-cutting program. The company maintained its market leadership position in the expanding Nordic information technology infrastructure market. MMI Holdings, a Singapore-based manufacturer of hard disk drive components, continues to benefit from its preferred supplier status with major hard disk drive makers, which results in pricing power and drives rising sales volume. The company's stock price also rose on a purchase offer from Kohlberg Kravis Roberts & Co, one of the world's largest private equity firms.

   Other stocks that generated strong performance included WorleyParsons, an Australian-based company that provides engineering services to the global oil and gas industry; Tandberg, which is the second largest player in the global video conferencing equipment market; and Arcelor Mittal, the world's largest steel producer.

   EFFECTIVE STOCK SELECTION WITHIN THE INDUSTRIALS, INFORMATION TECHNOLOGY AND MATERIALS SECTORS ACCOUNTED FOR THE MAJORITY OF THE OUTPERFORMANCE IN OUR PORTION OF THE FUND. -- PRINCIPAL

   The largest individual detractors from performance included two consumer staples companies: C&C Group, an Irish beverage producer, and Tate & Lyle, a U.K. provider of sweeteners, such as Splenda. C&C Group nearly doubled its revenue due to strong sales growth for its Magners cider. However, the company's forecast profit growth that fell short of some analysts' earnings estimates, triggering a decline in the stock price. Tate & Lyle's earnings increased only modestly, as sales of Splenda to U.S. soft drink companies failed to meet expectations.

   COLUMBIA WANGER: Small-cap international stocks continued to outperform their large-cap counterparts in most regions of the world during the period. On a regional basis, our portion of the Fund benefited most from strong performance in continental Europe, where the portfolio had a large position. The Netherlands and Switzerland generated particularly favorable returns. Though Canada represented a smaller portion of the portfolio, this market also generated a relatively high return.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Regarding sectors, the portfolio's largest weighting was in the industrials sector, which was also the largest contributor to performance. Several of the best performing stocks within the group benefited from higher oil prices as well as increased demand. Burckhardt Compression Holding, a Swiss manufacturer of compressors, rose as oil refineries increased their demand for its products. China Shipping Development, a Shanghai-based oil shipping firm, doubled its first quarter profits due to China's rising demand for crude oil.

   The portfolio's energy holdings delivered nearly double the benchmark return and were the second largest contributor to performance. The portfolio has a bias toward oil service companies and several benefited from the same oil price/demand dynamics that aided the industrial holdings. Fugro, a Dutch-based oil service company, rose as demand increased for its skill in the search, development, production and transportation of natural resources. Shawcor, a Canadian energy company providing technology-based products and services for the pipeline and pipe services market, also performed well.

   ON A REGIONAL BASIS, OUR PORTION OF THE FUND BENEFITED MOST FROM STRONG PERFORMANCE IN CONTINENTAL EUROPE, WHERE THE PORTFOLIO HAD A LARGE POSITION. -- COLUMBIA WANGER

   Detracting from results during the period were holdings in Japan and Great Britain. The portfolio's weighting in Japan was roughly equal to that of the MSCI Index, but return was poor. Notable disappointments included Kenedix, a Japanese real-estate firm that had robust earnings, but sold off amid general anxiety about the property sector. Hoya Corporation declined after falling short of earnings expectations due to production problems in one of its business lines and weak demand for a consumable product it sells to the LCD panel market. In the U.K., Debt Free Direct, a provider of debt-solutions to over levered consumers, fell as U.K. banks attempted to reduce the number of delinquent borrowers and money lost when the borrowers were passed on to such debt-solution firms.

--------------------------------------------------------------------------------

   RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q: What changes did you make to your portion of the Fund and how is it currently positioned?

   PRINCIPAL: Our portion of the Fund continues to be invested in companies with growth characteristics that demonstrate, in our view, improving business fundamentals, rising investor expectations and attractive valuations. Changes to the portfolio have been and will continue to result from stock-specific buy and sell decisions stemming from our bottom-up stock selection investment philosophy and process. Consistent with this approach, we made no significant regional, country or sector changes to the portfolio during this period.

   COLUMBIA WANGER: At the end of the period, our portion of the portfolio's Japan weighting was near the benchmark weight for the first time in several years. We expect to continue increasing the portfolio's exposure to Japan, which constitutes an important part of our investment universe based on market capitalization and where we believe valuations are increasingly attractive even as fundamentals improve. For some time the portfolio has had an overweight in Ireland at the expense of the U.K. Several Irish holdings have been strong performers and we took profits in a number of stocks based on valuation, thus, reducing overall exposure to Ireland.

Q: How do you intend to manage your portion of the Fund in the coming months?

   PRINCIPAL: Our international growth equity investment philosophy is based on our belief that superior stock selection and disciplined risk management can provide consistent outperformance. In terms of stock selection, we focus on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuations. Going forward, we will continue to focus our stock selection efforts on international companies with growth characteristics that fit this profile.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   COLUMBIA WANGER: We will continue to look for individual stocks that appear attractive relative to intrinsic value. The significant gains in small-cap international stocks over the last few years have made it increasingly difficult to find investment ideas that satisfy our return requirements. That said, the small-cap universe is huge, and we continue to find interesting opportunities, particularly in areas where the majority of investors have not looked in recent years, for example in Japan or in technology.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

                               BEGINNING         ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $1,162.00         $ 8.74           1.63%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.71         $ 8.15           1.63%
 Class B
   Actual(b)                    $1,000         $1,158.30         $12.79           2.39%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,012.94         $11.93           2.39%
 Class C
   Actual(b)                    $1,000         $1,158.20         $12.79           2.39%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,012.94         $11.93           2.39%
 Class I
   Actual(b)                    $1,000         $1,165.20         $ 6.39           1.19%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.89         $ 5.96           1.19%
 Class R4
   Actual(b)                    $1,000         $1,163.20         $ 7.94(c)        1.48%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.46         $ 7.40(c)        1.48%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2007: +16.20% for Class A, +15.83% for Class B, +15.82% for Class C, +16.52% for Class I and +16.32% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.52% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  13

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.5%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (5.3%)
BIOTECHNOLOGY (0.4%)
CSL                                                  34,575              $2,490,349
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Macquarie Bank                                       38,135               2,732,496
Perpetual                                            17,700               1,183,217
                                                                    ---------------
Total                                                                     3,915,713
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Australia & New Zealand Banking Group               130,219               3,289,953
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Australian Stock Exchange                            30,000               1,188,388
Babcock & Brown                                      72,964               1,780,343
                                                                    ---------------
Total                                                                     2,968,731
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
WorleyParsons                                        97,507               2,214,365
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Woolworths                                          118,695               2,779,825
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
QBE Insurance Group                                 107,633               2,729,323
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
Computershare                                       185,212               1,596,641
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Seek                                                246,458               1,507,128
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
BHP Billiton                                         69,093               1,686,759
Jubilee Mines                                       108,000               1,515,206
Rio Tinto                                            12,165                 830,740
Sino Gold Mining                                    270,000(b)            1,347,532
                                                                    ---------------
Total                                                                     5,380,237
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (CONT.)

OIL, GAS & CONSUMABLE FUELS (0.4%)
Caltex Australia                                     57,526              $1,152,538
Paladin Resources                                   179,257(b)            1,402,619
                                                                    ---------------
Total                                                                     2,555,157
-----------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Toll Holdings                                       104,254               1,898,788
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Billabong Intl                                      152,000               2,075,684
-----------------------------------------------------------------------------------

AUSTRIA (0.8%)
BUILDING PRODUCTS (0.2%)
Wienerberger                                         14,500               1,042,589
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Raiffeisen Intl Bank Holding                            451                  62,305
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Zumtobel                                             44,000(b)            1,598,051
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
voestalpine                                          26,496               1,779,616
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
IMMOFINANZ                                           49,885(b)              810,762
-----------------------------------------------------------------------------------

BELGIUM (1.2%)
BEVERAGES (0.4%)
InBev                                                32,032(d)            2,496,699
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.3%)
KBC Groep                                            14,977(d)            1,981,304
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Fortis                                               65,727               2,953,368
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Eurofins Scientific                                  10,000(b)              924,092
-----------------------------------------------------------------------------------

BRAZIL (0.9%)
INSURANCE (0.2%)
Porto Seguro                                         36,000               1,247,472
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (CONT.)

PAPER & FOREST PRODUCTS (0.4%)
Suzano Papel e Celulose                             232,000              $2,465,834
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Natura Cosmeticos                                   126,000               1,505,354
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Localiza Rent A Car                                  63,000                 648,989
-----------------------------------------------------------------------------------

CANADA (4.8%)
CAPITAL MARKETS (0.2%)
AGF Management Cl B                                  45,800               1,595,160
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Agrium                                               30,600               1,185,957
Potash Corporation of Saskatchewan                   13,900               2,489,477
                                                                    ---------------
Total                                                                     3,675,434
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Bank of Nova Scotia                                  42,700               2,053,832
Royal Bank of Canada                                 52,000               2,708,684
                                                                    ---------------
Total                                                                     4,762,516
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Fortis                                               37,400                 951,510
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
ShawCor Series A                                     89,000               2,366,117
Tesco                                                 6,500(b)              192,400
                                                                    ---------------
Total                                                                     2,558,517
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
METRO Series A                                       41,500               1,448,761
Van Houtte                                           47,000               1,021,721
                                                                    ---------------
Total                                                                     2,470,482
-----------------------------------------------------------------------------------

MACHINERY (--%)
RailPower Technologies                                8,400(b)                4,843
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
Inmet Mining                                         25,700               1,563,069
Ivanhoe Mines                                        44,000(b)              545,045
Lundin Mining                                        99,952(b)            1,225,538
                                                                    ---------------
Total                                                                     3,333,652
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)

OIL, GAS & CONSUMABLE FUELS (1.5%)
EnCana                                               50,500              $2,643,288
Husky Energy                                         21,300               1,624,365
Imperial Oil                                         47,700               1,811,311
SXR Uranium One                                      36,900(b)              553,500
Talisman Energy                                     181,200               3,437,903
                                                                    ---------------
Total                                                                    10,070,367
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Biovail                                              48,287               1,181,074
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
RONA                                                 78,000(b)            1,693,514
-----------------------------------------------------------------------------------

CHILE (0.2%)
CHEMICALS
Sociedad Quimica y Minera de Chile ADR                8,600               1,355,532
-----------------------------------------------------------------------------------

CHINA (0.6%)
INTERNET SOFTWARE & SERVICES (0.1%)
Sohu.com                                             20,000(b)              506,400
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
TravelSky Technology Series H                       406,000                 690,436
-----------------------------------------------------------------------------------

MARINE (0.3%)
China Shipping Development Series H               1,153,000               2,168,491
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Jiangsu Expressway Series H                         496,000                 420,863
-----------------------------------------------------------------------------------

CZECH REPUBLIC (0.2%)
COMMERCIAL BANKS
Komercni Banka                                        8,500               1,585,515
-----------------------------------------------------------------------------------

DENMARK (0.6%)
CHEMICALS (0.2%)
Novozymes Series B                                   13,000               1,359,006
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Novo Nordisk Series B                                23,850               2,335,506
-----------------------------------------------------------------------------------

FINLAND (1.0%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
Jaakko Poyry Group                                   90,000               1,927,684
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FINLAND (CONT.)

COMMUNICATIONS EQUIPMENT (0.2%)
Nokia                                                60,934              $1,536,955
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Elisa                                                50,144               1,458,998
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Kesko Series B                                       27,090               1,879,248
-----------------------------------------------------------------------------------

FRANCE (6.7%)
AIR FREIGHT & LOGISTICS (0.2%)
Norbert Dentressangle                                15,000               1,426,926
-----------------------------------------------------------------------------------

AIRLINES (0.2%)
Air France-KLM                                       31,479               1,605,257
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Michelin Series B                                    13,771               1,754,361
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Bacou-Dalloz                                         10,000               1,389,084
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
VINCI                                                22,280               3,583,421
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Ciments Francais                                      4,500               1,020,101
Imerys                                               12,600               1,204,932
Lafarge                                              10,531               1,709,494
                                                                    ---------------
Total                                                                     3,934,527
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Iliad                                                20,100               2,033,944
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Carbone Lorraine                                     30,000               1,964,202
Legrand                                              40,000               1,363,322
                                                                    ---------------
Total                                                                     3,327,524
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Compagnie Generale de Geophysique-Veritas             6,663(b)            1,379,426
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Groupe Danone                                        19,440               3,195,972
-----------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Rubis                                                13,186               1,217,300
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Pierre & Vacances                                    11,000               1,604,669
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

HOUSEHOLD DURABLES (0.5%)
Kaufman & Broad                                      22,023              $1,675,982
Nexity                                               17,982               1,557,499
                                                                    ---------------
Total                                                                     3,233,481
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
APRIL Group                                          16,000                 844,223
CNP Assurances                                       13,895               1,771,119
                                                                    ---------------
Total                                                                     2,615,342
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Trigano                                              20,000               1,137,226
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Vivendi                                              35,283               1,455,241
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Neopost                                               6,800                 985,392
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.8%)
Total                                                68,067               5,017,229
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Sanofi-Aventis                                       28,582               2,616,024
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Bouygues                                             20,230(d)            1,611,775
-----------------------------------------------------------------------------------

GERMANY (7.3%)
AUTO COMPONENTS (0.2%)
ElringKlinger                                        13,000               1,099,901
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
BMW                                                  27,898               1,721,150
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Deutsche Bank                                        16,673               2,559,467
Deutsche Beteiligungs                                14,000                 488,007
                                                                    ---------------
Total                                                                     3,047,474
-----------------------------------------------------------------------------------

CHEMICALS (0.9%)
BASF                                                 29,975               3,575,966
Bayer                                                43,919(d)            3,020,945
                                                                    ---------------
Total                                                                     6,596,911
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
DEPFA Bank                                           63,000               1,164,500
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
GFK                                                  24,000               1,097,187
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

COMPUTERS & PERIPHERALS (0.5%)
Wincor Nixdorf                                       33,793              $3,280,810
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Deutsche Boerse                                      17,972               4,212,804
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.7%)
E.ON                                                 29,965               4,502,416
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
SGL Carbon                                           23,854(b)              928,306
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care & Co                          10,438               1,563,602
Rhon-Klinikum                                        41,000               2,463,714
                                                                    ---------------
Total                                                                     4,027,316
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Rational                                              5,150               1,037,202
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Siemens                                              45,003               5,431,693
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Allianz                                               8,915               2,027,826
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Takkt                                                43,000                 808,242
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
MAN                                                  15,429               2,054,938
Vossloh                                              11,000               1,136,251
                                                                    ---------------
Total                                                                     3,191,189
-----------------------------------------------------------------------------------

MEDIA (0.2%)
CTS Eventim                                          35,000               1,476,662
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Salzgitter                                           12,388               2,036,059
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.1%)
RWE                                                   9,020                 953,204
-----------------------------------------------------------------------------------

GREECE (0.3%)
HOTELS, RESTAURANTS & LEISURE
Intralot-Integrated Lottery Systems &
 Services                                            55,000               1,710,366
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HONG KONG (2.3%)
COMMUNICATIONS EQUIPMENT (0.3%)
Vtech Holdings                                      223,000              $1,679,228
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Lenovo Group                                      2,557,000               1,020,281
TPV Technology                                    1,165,000                 781,893
                                                                    ---------------
Total                                                                     1,802,174
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Hong Kong Exchanges and Clearing                    254,000               2,419,825
Jardine Matheson Holdings                            72,451               1,688,285
                                                                    ---------------
Total                                                                     4,108,110
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
China Green Holdings                              1,100,000                 862,733
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
FU JI Food & Catering Services Holdings             250,000                 760,928
Melco PBL Entertainment Macau ADR                    10,000(b)              174,200
                                                                    ---------------
Total                                                                       935,128
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (--%)
Techtronic Inds                                     194,200                 257,753
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Lifestyle Intl Holdings                             230,000                 782,396
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Hengan Intl Group                                   494,000               1,567,228
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Esprit Holdings                                     181,800               2,203,431
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
EganaGoldfeil Holdings                            1,250,000                 904,498
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
Hopewell Highway Infrastructure                     162,000                 163,093
-----------------------------------------------------------------------------------

INDIA (0.5%)
CHEMICALS (0.1%)
Asian Paints                                         36,000                 687,238
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INDIA (CONT.)

THRIFTS & MORTGAGE FINANCE (0.4%)
Housing Development Finance                          60,000              $2,405,378
-----------------------------------------------------------------------------------

INDONESIA (0.1%)
GAS UTILITIES
Perusahaan Gas Negara                               700,000                 801,963
-----------------------------------------------------------------------------------

IRELAND (2.6%)
AIRLINES (0.2%)
Ryanair Holdings ADR                                 29,000(b)            1,353,430
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
C&C Group                                            63,000               1,056,002
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Kingspan Group                                      112,865               3,161,145
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
Allied Irish Banks                                   51,843               1,569,917
Anglo Irish Bank                                    110,343               2,478,618
Bank of Ireland                                      90,000               1,931,405
                                                                    ---------------
Total                                                                     5,979,940
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
IAWS Group                                           90,000               2,235,602
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
United Drug                                         387,366               2,120,390
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Paddy Power                                          25,000                 693,274
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Grafton Group Unit                                   60,000(b)              890,094
-----------------------------------------------------------------------------------

ITALY (3.4%)
AUTOMOBILES (0.2%)
Ducati Motor Holding                                659,400(b)            1,287,802
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
GranitiFiandre                                       62,000                 719,258
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
UniCredito Italiano                                 462,814               4,754,584
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Buzzi Unicem                                         45,211               1,447,887
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Banca Italease                                       30,000               1,807,039
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ITALY (CONT.)

ELECTRIC UTILITIES (0.4%)
Enel                                                218,997              $2,488,512
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
Amplifon                                             90,000                 852,253
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Indesit                                              77,041               1,804,609
SABAF                                                15,000                 606,066
                                                                    ---------------
Total                                                                     2,410,675
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Compagnie Industriali Riunite                       470,000               2,027,561
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
Eni                                                 113,876               3,776,146
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Geox                                                 84,987               1,553,486
-----------------------------------------------------------------------------------

JAPAN (15.7%)
AIR FREIGHT & LOGISTICS (0.5%)
Kintetsu World Express                               39,000               1,406,701
Yusen Air & Sea Service                              63,000               1,665,611
                                                                    ---------------
Total                                                                     3,072,312
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Aisin Seiki                                          39,200               1,288,868
FCC                                                  43,000                 864,547
Nippon Seiki                                         51,000               1,093,303
Takata                                               18,000                 658,286
                                                                    ---------------
Total                                                                     3,905,004
-----------------------------------------------------------------------------------

AUTOMOBILES (0.9%)
Toyota Motor                                         97,200               5,903,582
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Ito En                                               39,000               1,298,377
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
RISA Partners                                           380               1,022,145
-----------------------------------------------------------------------------------

CHEMICALS (0.9%)
Japan Pure Chemical                                      92                 365,032
JSR                                                  62,500               1,398,018
Kansai Paint                                        194,000               1,564,740
Shin-Etsu Chemical                                   40,800               2,633,250
                                                                    ---------------
Total                                                                     5,961,040
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

COMMERCIAL BANKS (2.1%)
Bank of Fukuoka                                      77,000                $586,409
Chiba Bank                                          208,000               1,719,124
Kansai Urban Banking                                155,000                 622,418
Mitsubishi UFJ Financial Group                          251               2,610,816
Mizuho Financial Group                                  310               1,865,419
Shinsei Bank                                        432,000               1,862,734
Sumitomo Mitsui Financial Group                         472               4,123,253
Sumitomo Trust & Banking                            115,000               1,123,029
                                                                    ---------------
Total                                                                    14,513,202
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Fullcast                                                450                 916,422
Matsuda Sangyo                                       51,000               1,220,058
Park24                                               95,000               1,183,317
                                                                    ---------------
Total                                                                     3,319,797
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
ORIX                                                  7,340               1,957,046
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Osaka Securities Exchange                               112                 561,633
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Cosel                                                55,000                 947,249
Ushio                                                63,000               1,234,097
                                                                    ---------------
Total                                                                     2,181,346
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Hirose Electric                                       3,700                 449,525
Hoya                                                 52,000               1,597,847
Ibiden                                               34,000               1,932,526
                                                                    ---------------
Total                                                                     3,979,898
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Ain Pharmaciez                                       35,000                 438,305
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Meiji Dairies                                       188,000               1,503,049
Nippon Suisan Kaisha                                214,900               1,384,488
T. Hasegawa                                          50,000                 808,687
                                                                    ---------------
Total                                                                     3,696,224
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Hogy Medical                                          7,000                $332,661
Nagaileben                                           16,000                 322,226
Nakanishi                                             6,400                 751,144
Olympus                                              52,000               1,818,774
                                                                    ---------------
Total                                                                     3,224,805
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.1%)
AS ONE                                               24,600                 681,413
Message                                                 175                 280,383
                                                                    ---------------
Total                                                                       961,796
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Casio Computer                                       68,400               1,380,663
Daito Trust Construction                             27,200               1,249,416
Joint                                                33,400               1,103,612
Makita                                               54,000               2,054,540
                                                                    ---------------
Total                                                                     5,788,231
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
NTT Data                                                263               1,289,984
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Shimano                                              19,000                 623,580
-----------------------------------------------------------------------------------

MACHINERY (1.3%)
Hitachi Construction Machinery                       52,400               1,635,254
Komatsu                                             127,500               3,016,992
Mori Seiki                                           73,400               1,927,162
Okuma                                               113,000               1,349,500
Tocalo                                               32,700                 894,087
Union Tool                                           23,000                 851,407
                                                                    ---------------
Total                                                                     9,674,402
-----------------------------------------------------------------------------------

MARINE (0.3%)
Mitsui OSK Lines                                    185,000               2,331,360
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Jupiter Telecommunications                            2,100(b)            1,746,726
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Nippon Steel                                        409,000               2,638,601
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

OFFICE ELECTRONICS (0.8%)
Canon                                                82,200              $4,611,583
Ricoh                                                64,000               1,404,628
                                                                    ---------------
Total                                                                     6,016,211
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Takeda Pharmaceutical                                52,100               3,377,369
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
AEON Mall                                            61,000               2,041,408
ARDEPRO                                               3,267               1,092,355
Kenedix                                                 360               1,576,942
Sumitomo Realty & Development                        51,000               1,882,384
Urban                                                81,200               1,065,424
                                                                    ---------------
Total                                                                     7,658,513
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
SUMCO                                                29,100               1,264,470
-----------------------------------------------------------------------------------

SOFTWARE (0.4%)
Nintendo                                              8,100               2,530,114
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
GEO                                                     552               1,061,177
USS                                                  22,000               1,387,907
                                                                    ---------------
Total                                                                     2,449,084
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Japan Tobacco                                           374               1,826,647
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Kamigumi                                             55,000                 481,986
-----------------------------------------------------------------------------------

LUXEMBOURG (0.5%)
MEDIA (0.5%)
SES FDR                                             155,000               3,030,794
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
GAGFAH                                                7,000                 188,850
-----------------------------------------------------------------------------------

MEXICO (0.6%)
HOUSEHOLD DURABLES (0.4%)
Consorcio ARA                                       960,000               1,569,229
Urbi Desarrollos Urbanos                            310,000(b)            1,295,135
                                                                    ---------------
Total                                                                     2,864,364
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEXICO (CONT.)

TRANSPORTATION INFRASTRUCTURE (0.2%)
Grupo Aeroportuario del Centro Norte ADR              6,000(b)             $175,440
Grupo Aeroportuario del Pacifico ADR                  5,000                 226,100
Grupo Aeroportuario del Sureste ADR                  20,500                 988,100
                                                                    ---------------
Total                                                                     1,389,640
-----------------------------------------------------------------------------------

NETHERLANDS (6.6%)
BEVERAGES (0.3%)
Heineken                                             35,488               1,899,451
-----------------------------------------------------------------------------------

CHEMICALS (0.4%)
Akzo Nobel                                           29,933               2,402,011
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
USG People                                           42,000               1,905,726
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Imtech                                               22,400               1,793,426
Royal Boskalis Westminster                            7,900                 878,119
Wavin                                                58,300               1,323,682
                                                                    ---------------
Total                                                                     3,995,227
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Fugro                                               101,527               5,503,013
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Sligro Food Group                                    35,664               1,465,785
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
OPG Groep                                            80,250               2,915,195
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
TomTom                                               34,682(b)            1,463,850
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
Aalberts Inds                                        24,000               2,548,790
Stork                                                17,000                 893,755
                                                                    ---------------
Total                                                                     3,442,545
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Wolters Kluwer                                       61,305               1,815,678
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
Arcelor Mittal                                       70,074               3,741,316
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
NETHERLANDS (CONT.)

OIL, GAS & CONSUMABLE FUELS (0.8%)
Royal Dutch Shell Series A                           79,456              $2,759,790
Royal Dutch Shell Series B                           79,065               2,784,183
                                                                    ---------------
Total                                                                     5,543,973
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
ASML Holding                                         80,966(b)            2,199,262
-----------------------------------------------------------------------------------

SOFTWARE (0.3%)
Unit 4 Agresso                                       66,000(b)            1,770,057
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Ten Cate                                             51,204               2,070,775
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                            24,000               1,803,121
-----------------------------------------------------------------------------------

NEW ZEALAND (0.2%)
HOTELS, RESTAURANTS & LEISURE
Sky City Entertainment Group                        292,707               1,045,471
-----------------------------------------------------------------------------------

NORWAY (1.8%)
AUTO COMPONENTS (0.1%)
Kongsberg Automotive                                105,200                 971,018
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Yara Intl                                            58,000               1,692,081
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Tandberg                                             84,600               1,788,313
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.4%)
Aker Kvaerner                                        54,860               1,285,949
Petroleum Geo-Services                               65,420(b)            1,789,985
                                                                    ---------------
Total                                                                     3,075,934
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Cermaq                                               62,100               1,086,337
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Orkla                                               121,780               1,941,964
-----------------------------------------------------------------------------------

IT SERVICES (0.3%)
Ementor                                             206,500(b)            1,842,003
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

RUSSIA (0.4%)
IT SERVICES (0.1%)
RBC Information Systems ADR                          22,950(b)             $862,920
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Mechel ADR                                           21,000                 685,860
Novolipetsk Steel GDR                                37,500               1,050,000
                                                                    ---------------
Total                                                                     1,735,860
-----------------------------------------------------------------------------------

SINGAPORE (1.8%)
COMMERCIAL BANKS (0.3%)
United Overseas Bank                                130,000               1,817,626
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Singapore Exchange                                  350,000               1,678,006
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
SingTel                                             704,000               1,528,937
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
MMI Holdings                                      2,115,000               2,225,009
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
City Developments                                   147,000               1,539,507
Keppel Land                                         331,000               1,911,696
                                                                    ---------------
Total                                                                     3,451,203
-----------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
ComfortDelGro                                       700,000               1,047,461
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.9%)
MEDIA (0.2%)
Naspers Series N                                     64,000               1,606,978
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
Impala Platinum Holdings                             76,000               2,452,314
Randgold Resources ADR                               35,000                 838,250
                                                                    ---------------
Total                                                                     3,290,564
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Edgars Consolidated Stores                          220,000               1,420,499
-----------------------------------------------------------------------------------

SOUTH KOREA (1.9%)
BUILDING PRODUCTS (0.1%)
Sung Kwang Bend                                      33,000                 508,553
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH KOREA (CONT.)

COMMERCIAL BANKS (0.2%)
Woori Finance Holdings                               61,520              $1,531,826
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
MegaStudy                                             7,500               1,266,776
YBM Sisa.com                                         12,000                 256,092
                                                                    ---------------
Total                                                                     1,522,868
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
STX Shipbuilding                                     41,060               1,187,590
Taewoong                                             20,000                 852,218
                                                                    ---------------
Total                                                                     2,039,808
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Korea Zinc                                           12,259               1,858,842
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Samsung Electronics                                   6,247               3,824,108
-----------------------------------------------------------------------------------

TOBACCO (0.2%)
KT&G                                                 22,860               1,644,914
-----------------------------------------------------------------------------------

SPAIN (2.2%)
COMMERCIAL BANKS (0.2%)
Banco Santander Central Hispano                      76,770               1,381,688
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Telefonica                                          214,738               4,822,800
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Red Electrica de Espana                              25,800               1,185,320
Union Fenosa                                         31,516               1,721,883
                                                                    ---------------
Total                                                                     2,907,203
-----------------------------------------------------------------------------------

INSURANCE (0.2%)
Grupo Catalana Occidente                             35,920               1,568,663
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Promotora de Informaciones                           30,000                 672,880
Sogecable                                            20,000(b)              813,601
                                                                    ---------------
Total                                                                     1,486,481
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Inditex                                              39,164               2,409,068
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SWEDEN (2.6%)
COMMERCIAL BANKS (0.3%)
Swedbank                                             44,500              $1,715,612
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Telefonaktiebolaget LM Ericsson Series B            237,000                 905,745
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Peab                                                 71,000               2,257,975
Sweco Series B                                       27,000               1,194,181
                                                                    ---------------
Total                                                                     3,452,156
-----------------------------------------------------------------------------------

MACHINERY (0.7%)
Alfa Laval                                           33,850(d)            2,057,878
Hexagon Series B                                     62,000               2,814,218
                                                                    ---------------
Total                                                                     4,872,096
-----------------------------------------------------------------------------------

MEDIA (0.2%)
Modern Times Group Series B                          17,507(b)            1,020,283
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Hennes & Mauritz Series B                            57,450               3,798,469
Nobia                                               114,000               1,557,164
                                                                    ---------------
Total                                                                     5,355,633
-----------------------------------------------------------------------------------

SWITZERLAND (6.8%)
BIOTECHNOLOGY (0.2%)
Actelion                                              6,518(b)            1,548,629
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Geberit                                               1,190               2,113,434
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
UBS                                                  29,125               1,892,881
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Givaudan                                              1,200               1,123,987
Sika                                                  1,175               2,283,683
                                                                    ---------------
Total                                                                     3,407,670
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Logitech Intl                                        70,775(b)            1,921,217
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.3%)
Holcim                                               19,055               2,041,262
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND (CONT.)

ELECTRICAL EQUIPMENT (0.3%)
ABB                                                  92,365              $1,845,780
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Nestle                                               10,988               4,349,983
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Nobel Biocare Holding                                 4,600               1,656,254
Phonak Holding                                       18,260               1,615,403
Synthes                                              16,500               2,155,250
                                                                    ---------------
Total                                                                     5,426,907
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Zurich Financial Services                             7,143               2,072,773
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
Burckhardt Compression Holding                        7,200(b)            1,412,292
Schindler Holding                                    18,500               1,181,104
                                                                    ---------------
Total                                                                     2,593,396
-----------------------------------------------------------------------------------

MARINE (0.3%)
Kuehne & Nagel Intl                                  25,500               2,329,052
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
Xstrata                                              44,658               2,323,770
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Novartis                                             73,213               4,253,538
Roche Holding                                        29,227               5,503,880
                                                                    ---------------
Total                                                                     9,757,418
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Swatch Group Series B                                 7,128               2,042,477
-----------------------------------------------------------------------------------

TAIWAN (0.4%)
COMPUTERS & PERIPHERALS (0.1%)
Advantech                                           315,995                 928,687
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Everlight Electronics                               148,000                 509,126
Wah Lee Industrial                                  322,000                 644,316
                                                                    ---------------
Total                                                                     1,153,442
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Formosa Intl Hotels                                  38,956                 419,042
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

UNITED KINGDOM (13.8%)
AEROSPACE & DEFENSE (0.3%)
Chemring Group                                       46,675              $1,921,854
-----------------------------------------------------------------------------------

AIRLINES (0.2%)
British Airways                                     158,214(b)            1,591,548
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Man Group                                           234,427               2,624,759
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
Barclays                                            171,114               2,470,225
HBOS                                                221,511               4,753,350
Royal Bank of Scotland Group                         58,678               2,246,618
                                                                    ---------------
Total                                                                     9,470,193
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Mears Group                                          54,800                 354,896
Michael Page Intl                                   165,097               1,889,774
RPS Group                                           252,000               1,612,195
                                                                    ---------------
Total                                                                     3,856,865
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Keller Group                                        115,953               2,326,282
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Inchcape                                             87,489                 985,314
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Debt Free Direct                                     50,000                 331,718
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
BT Group                                            522,426               3,286,112
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.3%)
Expro Intl Group                                    128,928               2,162,366
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Tesco                                               119,585               1,099,627
Wm Morrison Supermarkets                            278,199               1,696,830
                                                                    ---------------
Total                                                                     2,796,457
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Premier Foods                                       292,764               1,782,713
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew                                       99,000               1,235,224
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  23

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

HOTELS, RESTAURANTS & LEISURE (0.3%)
Punch Taverns                                        76,740              $1,981,764
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Reckitt Benckiser                                    56,171               3,072,792
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Intl Power                                          282,878               2,473,284
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Admiral Group                                        81,326               1,720,632
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
Detica Group                                         58,500                 450,563
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
Charter                                             106,219(b)            2,169,437
-----------------------------------------------------------------------------------

MEDIA (0.7%)
Informa                                              33,200                 391,111
Taylor Nelson Sofres                                230,000               1,113,677
United Business Media                                81,055               1,303,757
WPP Group                                           116,318               1,722,144
                                                                    ---------------
Total                                                                     4,530,689
-----------------------------------------------------------------------------------

METALS & MINING (0.3%)
BHP Billiton                                         41,910                 936,412
Rio Tinto                                            21,134               1,284,154
                                                                    ---------------
Total                                                                     2,220,566
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Marks & Spencer Group                               193,295               2,851,123
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Centrica                                            424,874               3,273,765
Natl Grid                                           203,388               3,193,326
                                                                    ---------------
Total                                                                     6,467,091
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.6%)
BG Group                                             77,301               1,113,861
BP                                                  131,124               1,470,971
Tullow Oil                                          200,600               1,456,689
                                                                    ---------------
Total                                                                     4,041,521
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

PHARMACEUTICALS (1.5%)
AstraZeneca                                          93,445              $5,081,910
GlaxoSmithKline                                     192,860               5,562,487
                                                                    ---------------
Total                                                                    10,644,397
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.8%)
British Land                                         75,390               2,201,984
Land Securities Group                                53,359               2,077,193
Workspace Group                                      85,900                 775,897
                                                                    ---------------
Total                                                                     5,055,074
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Go-Ahead Group                                       30,202               1,570,808
Northgate                                            69,500               1,513,819
                                                                    ---------------
Total                                                                     3,084,627
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Northern Rock                                        95,000               2,031,363
Paragon Group of Companies                          160,000               1,736,720
                                                                    ---------------
Total                                                                     3,768,083
-----------------------------------------------------------------------------------

TOBACCO (0.5%)
Imperial Tobacco Group                               71,219               3,104,111
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
BBA Group                                           143,000                 804,012
-----------------------------------------------------------------------------------

UNITED STATES (1.5%)
DIVERSIFIED FINANCIAL SERVICES (0.6%)
iShares MSCI EAFE Index Fund                         60,208               4,756,432
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Atwood Oceanics                                      43,000(b)            2,704,700
FMC Technologies                                     17,000(b)            1,204,960
                                                                    ---------------
Total                                                                     3,909,660
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Central European Distribution                        57,500(b)            1,710,625
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $517,910,727)                                                   $647,087,464
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

PREFERRED STOCKS (0.8%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Porsche                                               2,152              $3,604,147
Hugo Boss                                            25,000               1,538,740
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $2,714,738)                                                       $5,142,887
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.0%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 20,400,613(f)          $20,400,613
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $20,400,613)                                                     $20,400,613
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $541,026,078)(g)                                                $672,630,964
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2007, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.4% of net assets. See Note 6 to the financial statements. 1.6% of net assets is the Fund's cash equivalent position.

(f)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(g) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $541,026,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $138,577,000
Unrealized depreciation                                             (6,972,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $131,605,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  25

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $520,625,465)         $652,230,351
   Affiliated money market fund (identified cost
      $20,400,613) (Note 7)                                       20,400,613
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $541,026,078)                                                 672,630,964
Foreign currency holdings (identified cost $1,348,711) (Note
   1)                                                              1,341,547
Capital shares receivable                                            464,624
Dividends and accrued interest receivable                          1,673,568
Receivable for investment securities sold                         21,115,309
Unrealized appreciation on foreign currency contracts held,
   at value (Note 5)                                                  35,728
U.S. government securities held as collateral (Note 6)             3,928,850
----------------------------------------------------------------------------
Total assets                                                     701,190,590
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                        123
Capital shares payable                                               144,114
Payable for investment securities purchased                       17,082,037
Payable upon return of securities loaned (Note 6)                 13,140,150
Unrealized depreciation on foreign currency contracts held,
   at value (Note 5)                                                  23,752
Accrued investment management services fee                            54,199
Accrued distribution fee                                              13,923
Accrued transfer agency fee                                            4,745
Accrued administrative services fee                                    4,363
Accrued plan administration services fee                                  21
Other accrued expenses                                               128,692
----------------------------------------------------------------------------
Total liabilities                                                 30,596,119
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $670,594,471
============================================================================

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

APRIL 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    731,116
Additional paid-in capital                                       516,100,239
Excess of distributions over net investment income                (3,918,062)
Accumulated net realized gain (loss)                              26,091,924
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 5)                                           131,589,254
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $670,594,471
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $351,826,115
                                             Class B                          $ 75,020,808
                                             Class C                          $  5,456,716
                                             Class I                          $237,266,247
                                             Class R4                         $  1,024,585
Net asset value per share of outstanding
   capital stock:                            Class A shares     38,348,110    $       9.17
                                             Class B shares      8,458,668    $       8.87
                                             Class C shares        615,959    $       8.86
                                             Class I shares     25,577,805    $       9.28
                                             Class R4 shares       111,053    $       9.23
------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 6)                                                                   $ 12,357,353
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 5,744,785
Interest                                                             74,445
Income distributions from affiliated money market fund (Note
   7)                                                               392,432
Fee income from securities lending (Note 6)                          64,675
   Less foreign taxes withheld                                     (609,721)
---------------------------------------------------------------------------
Total income                                                      5,666,616
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                2,669,351
Distribution fee
   Class A                                                          398,408
   Class B                                                          352,767
   Class C                                                           24,433
Transfer agency fee
   Class A                                                          316,901
   Class B                                                           75,034
   Class C                                                            5,067
   Class R4                                                             352
Service fee -- Class R4                                                  97
Administrative services fees and expenses                           216,021
Plan administration services fee -- Class R4                            893
Compensation of board members                                         5,164
Custodian fees                                                      188,820
Printing and postage                                                 68,222
Registration fees                                                    26,003
Professional fees                                                    13,605
Other                                                                24,550
---------------------------------------------------------------------------
Total expenses                                                    4,385,688
   Earnings and bank fee credits on cash balances (Note 2)           (6,549)
---------------------------------------------------------------------------
Total net expenses                                                4,379,139
---------------------------------------------------------------------------
Investment income (loss) -- net                                   1,287,477
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                31,175,516
   Foreign currency transactions                                    (12,019)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          31,163,497
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         49,448,031
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            80,611,528
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $81,899,005
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                         APRIL 30, 2007     OCT. 31, 2006
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  1,287,477      $    927,601
Net realized gain (loss) on investments                     31,163,497        79,791,597
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        49,448,031        22,219,976
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               81,899,005       102,939,174
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (5,430,552)       (1,845,176)
      Class B                                                 (726,415)          (83,255)
      Class C                                                  (54,012)           (4,225)
      Class I                                               (2,910,651)       (1,116,153)
      Class R4                                                 (17,038)           (5,241)
   Net realized gain
      Class A                                              (45,717,021)      (16,961,181)
      Class B                                              (10,632,128)       (4,727,673)
      Class C                                                 (719,319)         (266,313)
      Class I                                              (19,903,196)       (6,858,477)
      Class R4                                                (130,787)          (38,745)
-----------------------------------------------------------------------------------------
Total distributions                                        (86,241,119)      (31,906,439)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  29

                                                         APRIL 30, 2007     OCT. 31, 2006
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                $ 42,866,215      $ 71,091,291
   Class B shares                                            7,055,767        14,885,642
   Class C shares                                              876,267         1,350,133
   Class I shares                                           93,712,405        42,682,617
   Class R4 shares                                              97,546           274,997
Reinvestment of distributions at net asset value
   Class A shares                                           50,077,398        18,411,725
   Class B shares                                           11,205,402         4,740,243
   Class C shares                                              756,911           266,034
   Class I shares                                           22,811,365         7,973,544
   Class R4 shares                                             144,540            42,563
Payments for redemptions
   Class A shares                                          (32,003,876)      (53,419,149)
   Class B shares (Note 2)                                  (8,782,095)      (20,865,258)
   Class C shares (Note 2)                                    (563,787)       (1,062,230)
   Class I shares                                           (6,498,852)      (24,093,579)
   Class R4 shares                                             (39,320)         (108,683)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            181,715,886        62,169,890
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    177,373,772       133,202,625
Net assets at beginning of period                          493,220,699       360,018,074
-----------------------------------------------------------------------------------------
Net assets at end of period                               $670,594,471      $493,220,699
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $ (3,918,062)     $  3,933,129
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

At April 30, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 35% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  31

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  33

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investment, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.00% to 0.875% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Multi-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $2,972 for the six months ended April 30, 2007.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  35

The Investment Manager has Subadvisory Agreements with Columbia Wanger Asset Management, L.P. and Principal Global Investors, LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $4,229 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $457,497 for Class A, $26,586 for Class B and $925 for Class C for the six months ended April 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  37

The Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated by the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.72% for Class A, 2.49% for Class B, 2.49% for Class C, 1.37% for Class I and 1.52% for Class R4 of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $6,549 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $342,441,999 and $255,561,358, respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED APRIL 30, 2007
                           CLASS A      CLASS B     CLASS C     CLASS I     CLASS R4*
-------------------------------------------------------------------------------------
Sold                       4,801,040      812,247    100,788   10,248,946     10,824
Issued for reinvested
 distributions             5,968,701    1,378,278     93,216    2,693,195     17,146
Redeemed                  (3,592,645)  (1,021,608)   (64,296)    (758,831)    (4,531)
-------------------------------------------------------------------------------------
Net increase (decrease)    7,177,096    1,168,917    129,708   12,183,310     23,439
-------------------------------------------------------------------------------------

                                           YEAR ENDED OCT. 31, 2006
                           CLASS A      CLASS B     CLASS C     CLASS I     CLASS R4*
-------------------------------------------------------------------------------------
Sold                       8,149,897    1,757,127    159,447    4,826,238     31,198
Issued for reinvested
 distributions             2,307,233      610,070     34,239      992,970      5,314
Redeemed                  (6,106,614)  (2,475,283)  (124,810)  (2,579,747)   (12,635)
-------------------------------------------------------------------------------------
Net increase (decrease)    4,350,516     (108,086)    68,876    3,239,461     23,877
-------------------------------------------------------------------------------------

* Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

5. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                            CURRENCY TO              CURRENCY TO          UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED             BE RECEIVED         APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------
May 1, 2007                           490,997                  405,858     $    --        $ 1,915
                            Australian Dollar              U.S. Dollar
May 1, 2007                             4,710                    9,383          --             36
                                British Pound              U.S. Dollar
May 1, 2007                            58,345                  116,196          --            472
                                British Pound              U.S. Dollar
May 1, 2007                            72,708                  144,800          --            588
                                British Pound              U.S. Dollar
May 1, 2007                         9,510,393                   80,250         658             --
                                 Japanese Yen              U.S. Dollar
May 1, 2007                           318,884                  160,082       1,217             --
                                  U.S. Dollar            British Pound
May 1, 2007                           167,328                   84,000         639             --
                                  U.S. Dollar            British Pound
May 1, 2007                           292,515                  146,881       1,188             --
                                  U.S. Dollar            British Pound
May 1, 2007                           415,133                  208,451       1,687             --
                                  U.S. Dollar            British Pound
May 1, 2007                           439,476                  220,675       1,785             --
                                  U.S. Dollar            British Pound
May 1, 2007                         3,135,259                1,574,313      12,736             --
                                  U.S. Dollar            British Pound
May 1, 2007                             5,324                  630,980          --             44
                                  U.S. Dollar             Japanese Yen
May 2, 2007                            33,960                   67,808          --             98
                                British Pound              U.S. Dollar
May 2, 2007                            87,789                  175,219          --            325
                                British Pound              U.S. Dollar
May 2, 2007                            96,343                  131,075          --            385
                       European Monetary Unit              U.S. Dollar
May 2, 2007                            49,555                   67,420          --            198
                       European Monetary Unit              U.S. Dollar

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  39

                            CURRENCY TO              CURRENCY TO          UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED             BE RECEIVED         APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------
May 2, 2007                            67,977                   92,640          --            116
                       European Monetary Unit              U.S. Dollar
May 2, 2007                            40,992                   55,863          --             70
                       European Monetary Unit              U.S. Dollar
May 2, 2007                            47,543                   64,792          --             81
                       European Monetary Unit              U.S. Dollar
May 2, 2007                           197,153                  268,168          --            848
                       European Monetary Unit              U.S. Dollar
May 2, 2007                           229,559                  312,246          --            987
                       European Monetary Unit              U.S. Dollar
May 2, 2007                           518,210                  704,869          --          2,228
                       European Monetary Unit              U.S. Dollar
May 2, 2007                           553,208                  752,474          --          2,379
                       European Monetary Unit              U.S. Dollar
May 2, 2007                           751,182                1,021,757          --          3,230
                       European Monetary Unit              U.S. Dollar
May 2, 2007                         1,898,814                  242,769          22             --
                             Hong Kong Dollar              U.S. Dollar
May 2, 2007                         6,859,691                   57,562         154             --
                                 Japanese Yen              U.S. Dollar
May 2, 2007                       170,609,141                1,427,178          --            633
                                 Japanese Yen              U.S. Dollar
May 2, 2007                       194,055,492                1,623,311          --            720
                                 Japanese Yen              U.S. Dollar
May 2, 2007                       358,156,263                2,996,045          --          1,329
                                 Japanese Yen              U.S. Dollar
May 2, 2007                         1,789,622                  299,160          --          1,728
                              Norwegian Krone              U.S. Dollar
May 2, 2007                         1,797,832                  300,533          --          1,736
                              Norwegian Krone              U.S. Dollar
May 2, 2007                         1,031,882                  172,960          --            529
                              Norwegian Krone              U.S. Dollar
May 2, 2007                           500,136                   74,322          --            336
                                Swedish Krona              U.S. Dollar
May 2, 2007                         1,486,075                  220,837          --            999
                                Swedish Krona              U.S. Dollar
May 2, 2007                           108,628                   54,404         158             --
                                  U.S. Dollar            British Pound
May 2, 2007                            39,076                   19,570          57             --
                                  U.S. Dollar            British Pound

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

                            CURRENCY TO              CURRENCY TO          UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED             BE RECEIVED         APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------
May 2, 2007                           479,502                  352,523       1,516             --
                                  U.S. Dollar   European Monetary Unit
May 2, 2007                           580,751                  426,960       1,836             --
                                  U.S. Dollar   European Monetary Unit
May 2, 2007                         1,408,907                1,035,809       4,454             --
                                  U.S. Dollar   European Monetary Unit
May 2, 2007                           389,607                  285,678         200             --
                                  U.S. Dollar   European Monetary Unit
May 2, 2007                            10,533                   82,385          --              1
                                  U.S. Dollar         Hong Kong Dollar
May 2, 2007                            27,039                3,222,255          --             72
                                  U.S. Dollar             Japanese Yen
May 2, 2007                            35,020                4,173,288          --             94
                                  U.S. Dollar             Japanese Yen
May 2, 2007                           676,099               80,822,887         300             --
                                  U.S. Dollar             Japanese Yen
May 2, 2007                         1,972,856              235,841,183         875             --
                                  U.S. Dollar             Japanese Yen
May 2, 2007                           774,981                4,636,051       4,476             --
                                  U.S. Dollar          Norwegian Krone
May 3, 2007                            11,895                   23,800          14             --
                                British Pound              U.S. Dollar
May 3, 2007                            28,507                   56,997          --              6
                                British Pound              U.S. Dollar
May 3, 2007                            22,868                   31,226          23             --
                       European Monetary Unit              U.S. Dollar
May 3, 2007                           217,857                  297,484         218             --
                       European Monetary Unit              U.S. Dollar
May 3, 2007                           454,174                  619,425          --            323
                       European Monetary Unit              U.S. Dollar
May 3, 2007                           793,000                1,081,533          --            565
                       European Monetary Unit              U.S. Dollar
May 3, 2007                           101,265                   12,949           3             --
                             Hong Kong Dollar              U.S. Dollar
May 3, 2007                           791,340                  118,063          --             71
                                Swedish Krona              U.S. Dollar
May 3, 2007                            34,623                   17,305          --             21
                                  U.S. Dollar            British Pound
May 3, 2007                            38,101                   19,043          --             23
                                  U.S. Dollar            British Pound

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  41

                            CURRENCY TO              CURRENCY TO          UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED             BE RECEIVED         APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------
May 3, 2007                           576,556                  422,742         301             --
                                  U.S. Dollar   European Monetary Unit
May 3, 2007                            78,757                   57,710          --             12
                                  U.S. Dollar   European Monetary Unit
May 3, 2007                           423,419                3,311,222          --            108
                                  U.S. Dollar         Hong Kong Dollar
May 3, 2007                           102,269                  799,768          --             26
                                  U.S. Dollar         Hong Kong Dollar
May 3, 2007                           544,970                3,246,824         930             --
                                  U.S. Dollar          Norwegian Krone
May 4, 2007                           199,512                  272,285          51             --
                       European Monetary Unit              U.S. Dollar
May 4, 2007                           407,244                  555,788         103             --
                       European Monetary Unit              U.S. Dollar
May 4, 2007                           411,333                2,444,057          --            415
                                  U.S. Dollar          Norwegian Krone
May 7, 2007                         7,985,354                   67,002         127             --
                                 Japanese Yen              U.S. Dollar
May 7, 2007                             2,725                  324,715          --              5
                                  U.S. Dollar             Japanese Yen
----------------------------------------------------------------------------------------------------
Total                                                                      $35,728        $23,752
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2007, securities valued at $12,357,353 were on loan to brokers. For collateral, the Fund received $9,211,300 in cash and U.S. government securities value at $3,928,850. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $64,675 for the six months ended April 30, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  43

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  45

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,            2007(H)           2006           2005           2004           2003
Net asset value, beginning of period      $9.42          $8.05          $6.85          $5.80          $4.56
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04            .02            .02             --            .01
Net gains (losses) (both realized and
 unrealized)                               1.33           2.04           1.33           1.05           1.23
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.37           2.06           1.35           1.05           1.24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)          (.06)          (.01)            --             --
Distributions from realized gains         (1.45)          (.63)          (.14)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.62)          (.69)          (.15)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.17          $9.42          $8.05          $6.85          $5.80
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $352           $294           $216           $151           $109
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.63%(d)       1.61%          1.74%(e)       1.75%(e)       1.75%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .43%(d)        .23%           .37%           .17%           .23%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          47%           124%            67%            87%           116%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          16.20%(g)      27.21%         19.89%         18.15%         27.26%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.79%, 1.85% and 2.05% for the years ended Oct. 31, 2005, 2004 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  47

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.12          $7.82          $6.69          $5.71          $4.53
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)          (.05)          (.02)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                               1.32           1.99           1.29           1.00           1.20
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.30           1.94           1.27            .98           1.18
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)          (.01)            --             --             --
Distributions from realized gains         (1.45)          (.63)          (.14)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.55)          (.64)          (.14)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.87          $9.12          $7.82          $6.69          $5.71
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $75            $67            $58            $44            $36
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.39%(d)       2.37%          2.51%(e)       2.51%(e)       2.52%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.37%)(d)      (.53%)         (.39%)         (.59%)         (.52%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          47%           124%            67%            87%           116%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          15.83%(g)      26.19%         19.13%         17.16%         26.05%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.56%, 2.62% and 2.82% for the years ended Oct. 31, 2005, 2004 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.12          $7.81          $6.69          $5.71          $4.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)          (.04)          (.02)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                               1.31           1.99           1.28           1.00           1.21
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.30           1.95           1.26            .98           1.19
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.11)          (.01)            --             --             --
Distributions from realized gains         (1.45)          (.63)          (.14)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.56)          (.64)          (.14)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.86          $9.12          $7.81          $6.69          $5.71
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $4             $3             $3             $2
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.39%(d)       2.37%          2.51%(e)       2.51%(e)       2.52%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.31%)(d)      (.53%)         (.41%)         (.60%)         (.52%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          47%           124%            67%            87%           116%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          15.82%(g)      26.34%         18.98%         17.16%         26.27%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.55%, 2.61% and 2.82% for the years ended Oct. 31, 2005, 2004 and 2003 respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  49

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                   2007(I)            2006           2005        2004(B)
Net asset value, beginning of period              $9.53          $8.13          $6.90          $6.62
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .06            .06            .03            .02
Net gains (losses) (both realized and
 unrealized)                                       1.35           2.07           1.36            .26
----------------------------------------------------------------------------------------------------
Total from investment operations                   1.41           2.13           1.39            .28
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.21)          (.10)          (.02)            --
Distributions from realized gains                 (1.45)          (.63)          (.14)            --
----------------------------------------------------------------------------------------------------
Total distributions                               (1.66)          (.73)          (.16)            --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.28          $9.53          $8.13          $6.90
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $237           $128            $83            $21
----------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c),(d)                                    1.19%(e)       1.14%          1.28%          1.35%(e),(f)
----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                         1.01%(e)        .67%           .95%           .55%(e)
----------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)                  47%           124%            67%            87%
----------------------------------------------------------------------------------------------------
Total return(g)                                  16.52%(h)      27.86%         20.42%          4.23%(h)
----------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 1.36% for the period ended Oct. 31, 2004.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 50 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.48          $8.09          $6.88          $5.82          $4.57
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05            .04            .02            .01            .02
Net gains (losses) (both realized and
 unrealized)                               1.34           2.06           1.34           1.05           1.23
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.39           2.10           1.36           1.06           1.25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.08)          (.01)            --             --
Distributions from realized gains         (1.45)          (.63)          (.14)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.64)          (.71)          (.15)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.23          $9.48          $8.09          $6.88          $5.82
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1             $1            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.48%(d)       1.43%          1.57%(e)       1.58%(e)       1.56%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .58%(d)        .42%           .58%           .40%           .28%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          47%           124%            67%            87%           116%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          16.32%(g)      27.59%         20.07%         18.29%         27.47%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.61%, 1.69% and 1.88% for the years ended Oct. 31, 2005, 2004 and 2003 respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT

SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements between RiverSource and each subadviser (collectively, the "Subadvisers") (the "Subadvisory Agreements"), the Subadvisers perform portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 52 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadvisers:   The Board analyzed various reports and presentations they had received detailing the services performed by RiverSource and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadvisers and the overall "subadvised" strategy. They noted, in particular, management's ongoing oversight and monitoring of each Subadviser's investment process and performance.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  53

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to all Funds, including the Fund. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, they referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 54 RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  55

     RIVERSOURCE(R) INTERNATIONAL AGGRESSIVE GROWTH FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus.
                                    RiverSource(R) mutual funds are distributed by RiverSource
                                    Distributors, Inc.
                                    and Ameriprise Financial Services, Inc., Members NASD, and
                                    managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                      S-6254 G (6/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE INTERNATIONAL EQUITY
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM GROWTH OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     12

Investments in Securities...........     14

Financial Statements................     21

Notes to Financial Statements.......     26

Approval of Investment Management
   Services Agreement...............     43

Proxy Voting........................     46

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an independent
financial services
research firm. The Seal recognizes
communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource International Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

COUNTRY BREAKDOWN

Percentage of portfolio assets

                                  (PIE CHART)

OTHER(1)          UNITED KINGDOM           JAPAN       SWITZERLAND
--------------    --------------          -------      -----------
29.2%                    18.8%               17.9%            11.5%


FRANCE            GERMANY                 AUSTRALIA
--------      -----------------       ----------------
  10.8%             7.2%                      4.6%


(1) Includes Hong Kong 4.3%, Italy 3.9%, Mexico 3.1%, Netherlands 1.8%, Brazil 1.7%, Austria 1.6%, China 1.5%, Singapore 1.5%, South Korea 1.4%, Canada 1.1%, Finland 1.0%, United States 1.0%, Spain 0.7%, Sweden 0.6%, Belgium 0.5%, Greece 0.4%, India 0.4%, Israel 0.4%, South Africa 0.3%, Taiwan 0.3%, Ireland 0.2% and Cash & Cash Equivalents 1.5%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Tesco (United Kingdom)                2.1%
Continental (Germany)                 2.0%
UBS (Switzerland)                     1.9%
Intesa Sanpaolo (Italy)               1.8%
Toyota Motor (Japan)                  1.7%
Macquarie Bank (Australia)            1.6%
Erste Bank der Oesterreichischen
   Sparkassen (Austria)               1.6%
Accor (France)                        1.5%
China Mobile (Hong Kong)              1.5%
Nestle (Switzerland)                  1.3%

For further detail about these holdings, please refer to the section entitled

"Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility, due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)

VALUE     BLEND    GROWTH
            X            LARGE
                         MEDIUM
                         SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                            YEARS IN INDUSTRY
THE BOSTON COMPANY ASSET
   MANAGEMENT, LLC
D. Kirk Henry, CFA                 26
Clifford Smith, CFA                21

                            YEARS IN INDUSTRY
MARSICO CAPITAL
   MANAGEMENT, LLC
James Gendelman                    20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AAICX          10/03/02
Class B                     APCBX          10/03/02
Class C                        --          10/03/02
Class I                     AILIX          03/04/04
Class R4(1)                    --          10/03/02

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets                        $215.5 million
Number of holdings                              181

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource International Equity Fund Class A
  (excluding sales charge)                             +11.54

Morgan Stanley Capital International (MSCI) EAFE
  Index(1)(unmanaged)                                  +15.68

Lipper International Funds Index                       +15.14

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Funds Index includes the 30 largest international funds (growth and value) tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                 TOTAL                   NET EXPENSES(A)
Class A                                          1.69%                        1.60%
Class B                                          2.46%                        2.37%
Class C                                          2.46%                        2.37%
Class I                                          1.23%                        1.23%
Class R4(b)                                      1.53%                        1.43%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that decreased the management fee by 0.002%) will not exceed 1.60% for Class A, 2.37% for Class B, 2.37% for Class C, 1.25% for Class I and 1.43% for Class R4.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                                        SINCE
WITHOUT SALES CHARGE                  6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 10/3/02)           +11.54%    +12.47%   +19.34%    +20.88%
 Class B (inception 10/3/02)           +11.18%    +11.58%   +18.42%    +19.93%
 Class C (inception 10/3/02)           +11.16%    +11.69%   +18.38%    +19.93%
 Class I (inception 3/4/04)            +11.70%    +12.89%   +19.81%    +17.98%
 Class R4** (inception 10/3/02)        +11.63%    +12.69%   +19.55%    +21.09%

WITH SALES CHARGE
 Class A (inception 10/3/02)            +5.12%     +6.01%   +17.00%    +19.32%
 Class B (inception 10/3/02)            +6.49%     +6.87%   +17.46%    +19.70%
 Class C (inception 10/3/02)           +10.22%    +10.75%   +18.38%    +19.93%

AT MARCH 31, 2007
                                                                        SINCE
WITHOUT SALES CHARGE                  6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 10/3/02)           +10.89%    +13.79%   +17.10%    +20.40%
 Class B (inception 10/3/02)           +10.54%    +13.05%   +16.22%    +19.46%
 Class C (inception 10/3/02)           +10.51%    +13.02%   +16.18%    +19.46%
 Class I (inception 3/4/04)            +11.18%    +14.35%   +17.63%    +17.23%
 Class R4** (inception 10/3/02)        +11.11%    +14.16%   +17.31%    +20.61%

WITH SALES CHARGE
 Class A (inception 10/3/02)            +4.51%     +7.25%   +14.81%    +18.82%
 Class B (inception 10/3/02)            +5.88%     +8.28%   +15.23%    +19.22%
 Class C (inception 10/3/02)            +9.58%    +12.07%   +16.18%    +19.46%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource International Equity Fund increased 11.54% for the six-month period ending April 30, 2007 (Class A shares, excluding sales charge), underperforming its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index (MSCI Index), which increased 15.68% during the same period. The Fund also underperformed the Lipper International Funds Index, which increased 15.14%.

As of April 30, 2007, approximately 38% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource International Equity Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 33, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource International Equity Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 12 and 30.

RiverSource International Equity Fund's portfolio is managed by two independent money management firms that each invest a portion of the Fund's assets in a blend of growth and value stocks of foreign companies to seek long-term growth of capital. The Boston Company Asset Management, LLC (The Boston Company) and Marsico Capital Management, LLC (Marsico) each managed approximately 50% of the Fund's assets as of April 30, 2007. Below, each subadvisor discusses results and positioning for its portion of the Fund for the semiannual period.

Q: What factors affected performance most for your portion of the Fund for the semiannual period ended April 30, 2007?

   THE BOSTON COMPANY: International markets shrugged off signs of a weaker U.S. economy and delivered robust performance over the past six months. Our portion of the portfolio trailed the MSCI Index during the period despite solid performance in the U.K., Netherlands and South Africa. Stock selection in the telecommunications services and information technology sectors had a significant positive impact on performance.

   The portfolio's country allocations had a slightly negative impact during the period, largely driven by an underweight in Sweden, relative to the MSCI Index. Sweden is a relatively small country within the MSCI Index, but turned in particularly strong performance late in the period. The Swedish market is heavily weighted with industrials companies, which rallied during the period.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   The portfolio's large position in Japan had a negative impact on relative return. Japan failed to meet expectations for a sustainable domestic recovery despite a solid foundation for increased consumption. The Japanese equity market delivered only a modest return relative to Europe and Asia. In addition, Japan's financial sector continued to weigh heavily on the portfolio's performance.

   INTERNATIONAL MARKETS SHRUGGED OFF SIGNS OF A WEAKER U.S. ECONOMY AND DELIVERED ROBUST PERFORMANCE OVER THE PAST SIX MONTHS. -- THE BOSTON COMPANY

   In Europe, our strategy of selling top performing, more richly valued companies in favor of underperformers with compelling business prospects has remained out of favor longer than anticipated. Looking at the factors that drove performance of European stocks over the period, we find that value, the most important factor in our stock selection process, was moderately positive. However, other factors such as quality earnings growth, long-term price momentum and earnings momentum were much more significant drivers of return.

   The portfolio's sector allocations were a modest drag on performance, with an underweight in the industrials sector being a notable detractor.

   MARSICO: The portion of the Fund that we manage underperformed in comparison to its primary benchmark, the MSCI Index, for the six-month period. Three factors that detracted most significantly from performance were stock selection in industrials, information technology and consumer discretionary sectors. Individual detractors within the information technology sector included German based enterprise application software company SAP, telecommunications equipment company L.M. Ericsson Telephone and semiconductor-related companies Samsung Electronics, based in South Korea, and Advantest, based in Japan. French industrials position Vallourec, which manufactures steel tubing, declined sharply before we sold the stock. Price declines in consumer discretionary holdings such as hotel/casino operator Melco PBL Entertainment (Macau) Ltd., as well as Japan-based electronics retailer Yamada Denki and amusement game manufacturer Sega Sammy Holdings also hampered results.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Currency fluctuations may at times affect investment results because the portfolio's foreign holdings are denominated in foreign currencies whose value may rise or fall against the U.S. dollar. Especially in late-2006, the dollar weakened relative to certain other major currencies, particularly the Euro. Compared to the MSCI Index, our portion of the Fund was generally underweight in securities priced in Euros and traded in countries that use the euro, including France and Germany. As a result, a smaller portion of the Fund benefited from the euro's valuation increase. This had a modestly negative impact on performance compared to the MSCI Index.

   Primary positive contributors to results included the following banking positions: Australia's Macquarie Bank, Italy's Intesa Sanpaolo, Industrial & Commercial Bank of China, Austria's Erste Bank der Oesterreichischen Sparkassen and Brazil's UNIBANCO Uniao de Bancos Brasileiros. Other financials-related companies that helped performance during the period included Man Group, the world's largest publicly traded hedge fund company, and CapitaLand, a Singapore-based real estate holding and development company.

   DURING THE REPORTING PERIOD, THE PORTFOLIO'S WEIGHTING IN THE CONSUMER DISCRETIONARY SECTOR INCREASED AND EXPOSURE TO THE INFORMATION TECHNOLOGY SECTOR DECREASED. -- MARSICO

   Holdings of Australia-based pharmaceutical company CSL also contributed to performance and Switzerland-based materials companies Lonza Group and Syngenta posted strong returns as well. Other top performing individual holdings included German auto components company Continental, Hong Kong fashion company Esprit Holdings and France-based water and waste management company Veolia Environnement.

Q: What changes did you make to your portion of the Fund?

   THE BOSTON COMPANY: We have been examining the portfolio's Japanese holdings with particular focus on stocks with consumer finance exposure. Given ongoing weakness, we have identified more compelling opportunities in other areas and began to sell Takefuji.

--------------------------------------------------------------------------------

              RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   MARSICO: During the reporting period, the portfolio's weighting in the consumer discretionary sector increased and exposure to the information technology sector decreased. Sector allocations in our portion of the Fund are typically the result of our "bottom-up" stock selection process.

Q: How are you positioning your portion of the Fund going forward?

   THE BOSTON COMPANY: Long term we remain optimistic about international markets. European companies have embraced restructuring, which has dramatically improved business prospects. Japan is poised to recover domestically and a broader overall market has already begun to materialize.

   We also recognize that international equity markets face some near-term risks, including potential for slower global economic growth, higher-than-expected headline inflation, monetary policy missteps by the central banks and pressure on consumers from higher taxes in Germany and Italy.

   That said, we believe the backdrop remains encouraging for equity price performance. Employment is high, inflation benign, oil prices have eased and business sentiment surveys remain positive. There is still a high level of liquidity in the system and strong merger and acquisition activity. Continental Europe should benefit from Germany's restructuring progress and eventual consumption rebound. Growing consumption in the emerging markets should aid developed markets in dealing with an aging demographic. Japanese equities have persistently lagged the broader MSCI Index, but despite mixed macro economic data, the Japanese market is forecast to deliver one of the highest levels of earnings growth among developed markets.

   The short, but sharp market decline at the end of February was a reminder that there is risk in equities and that a trend change in the market could drive a change in the stocks leading the market. We believe that our portfolio positioning should benefit from such a trend change. After four years of robust performance, certain valuations appear stretched. As a value manager, we are always cognizant of price risk embedded in securities and constantly look to add positions where the risk/reward opportunity is favorable, combined with attractive valuation characteristics.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   MARSICO: The primary economic sector allocations in our portion of the Fund as of the period end include financials, consumer discretionary, industrials, materials and consumer staples. We favor these areas due to our view that earnings growth prospects, valuations, and macroeconomic factors, including interest rates, inflation, and money growth, are compelling. In terms of country allocations, the most significant weightings at the end of the six-month period were Switzerland, the U.K., Japan, France and Mexico. Country-level weightings should generally be considered a residual of the "bottom-up" stock selection process rather than a major, proactive facet of the investment strategy.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,115.40         $ 8.02           1.53%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.21         $ 7.65           1.53%
 Class B
   Actual(b)                   $1,000         $1,111.80         $12.04           2.30%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.39         $11.48           2.30%
 Class C
   Actual(b)                   $1,000         $1,111.60         $11.99           2.29%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.44         $11.43           2.29%
 Class I
   Actual(b)                   $1,000         $1,117.00         $ 5.93           1.13%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.19         $ 5.66           1.13%
 Class R4
   Actual(b)                   $1,000         $1,116.30         $ 7.19(c)        1.37%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.00         $ 6.85(c)        1.37%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2007: +11.54% for Class A, +11.18% for Class B, +11.16% for Class C, +11.70% for Class I and +11.63% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.43% for Class R4. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  13

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.0%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (4.6%)
BIOTECHNOLOGY (0.6%)
CSL                                                  16,526              $1,190,326
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Macquarie Bank                                       48,799               3,496,607
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Natl Australia Bank                                  28,265               1,003,978
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Amcor                                               148,711                 915,957
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telstra                                              99,600                 384,750
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Tabcorp Holdings                                     65,567                 982,477
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
Insurance Australia Group                            63,000                 311,405
Suncorp-Metway                                       38,367                 679,128
                                                                    ---------------
Total                                                                       990,533
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.4%)
Macquarie Infrastructure Group                      275,569                 863,555
-----------------------------------------------------------------------------------

AUSTRIA (1.5%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen          41,411               3,315,410
-----------------------------------------------------------------------------------

BELGIUM (0.4%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                               21,540                 968,063
-----------------------------------------------------------------------------------

BRAZIL (1.7%)
COMMERCIAL BANKS (0.8%)
UNIBANCO -- Uniao de Bancos Brasileiros GDR          17,595               1,707,771
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (CONT.)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Tele Norte Leste Participacoes ADR                   33,630                $550,523
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Gafisa                                               44,099                 625,676
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Petroleo Brasileiro ADR                               4,010                 405,932
-----------------------------------------------------------------------------------

REAL ESTATE (0.1%)
JHSF Participacoes                                   73,600(b)              302,836
-----------------------------------------------------------------------------------

CANADA (1.1%)
FOOD & STAPLES RETAILING (0.5%)
Shoppers Drug Mart                                   24,351               1,109,835
-----------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Canadian Natl Railway                                23,934               1,202,444
-----------------------------------------------------------------------------------

CHINA (1.5%)
COMMERCIAL BANKS (0.5%)
Industrial & Commercial Bank of China Series
 H                                                1,846,000(b)            1,003,124
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
CNOOC                                             1,355,300               1,164,131
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.5%)
China Merchants Holdings Intl                       258,000               1,140,282
-----------------------------------------------------------------------------------

FINLAND (0.9%)
COMMUNICATIONS EQUIPMENT (0.5%)
Nokia                                                29,180(b)              736,015
Nokia ADR                                            13,540(b)              341,885
                                                                    ---------------
Total                                                                     1,077,900
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
M-real Series B                                       8,680                  59,227
UPM-Kymmene                                          35,934                 885,509
                                                                    ---------------
Total                                                                       944,736
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FRANCE (10.6%)
AUTOMOBILES (0.3%)
Peugeot                                               6,860                $556,537
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.7%)
Compagnie de
 Saint-Gobain                                        13,330               1,423,219
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
BNP Paribas                                          10,020               1,162,300
Credit Agricole                                      28,820               1,213,458
                                                                    ---------------
Total                                                                     2,375,758
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
France Telecom                                       53,070               1,551,715
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Electricite de France                                 7,325                 636,540
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Accor                                                34,780               3,275,651
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Thomson                                              40,260                 775,742
-----------------------------------------------------------------------------------

INSURANCE (1.3%)
AXA                                                  59,849               2,747,587
-----------------------------------------------------------------------------------

MEDIA (1.1%)
JC Decaux                                            46,176               1,433,970
Lagardere                                            11,260                 884,889
                                                                    ---------------
Total                                                                     2,318,859
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Veolia Environnement                                 29,867               2,464,725
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.0%)
Total                                                30,522               2,249,781
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Sanofi-Aventis                                       27,580               2,524,314
-----------------------------------------------------------------------------------

GERMANY (7.0%)
AIR FREIGHT & LOGISTICS (0.8%)
Deutsche Post                                        49,810               1,712,564
-----------------------------------------------------------------------------------

AUTO COMPONENTS (2.1%)
Continental                                          30,701               4,272,998
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
BMW                                                  12,850                 792,773
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

CAPITAL MARKETS (0.1%)
Deutsche Bank                                           840                $128,948
-----------------------------------------------------------------------------------

CHEMICALS (0.3%)
Linde                                                 6,209                 695,464
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Deutsche Telekom                                     74,550               1,364,474
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
E.ON                                                  7,350               1,104,380
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Siemens                                              12,830               1,548,533
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
Allianz                                               3,590                 816,589
Hannover Rueckversicherung                            6,830(b)              346,514
Munich Re Group                                       5,540                 989,517
                                                                    ---------------
Total                                                                     2,152,620
-----------------------------------------------------------------------------------

MACHINERY (0.1%)
Heidelberger Druckmaschinen                           5,890                 277,808
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Adidas                                               15,600                 927,908
-----------------------------------------------------------------------------------

GREECE (0.4%)
ELECTRIC UTILITIES
Public Power                                         36,700                 961,769
-----------------------------------------------------------------------------------

HONG KONG (4.3%)
COMMERCIAL BANKS (0.3%)
BOC Hong Kong Holdings                              252,500                 619,807
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (--%)
HongKong Electric Holdings                           12,500                  62,541
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Johnson Electric Holdings                           495,000                 299,322
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Melco PBL Entertainment Macau ADR                    93,693(b)            1,632,132
Shangri-La Asia                                     444,000               1,085,753
                                                                    ---------------
Total                                                                     2,717,885
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

INDUSTRIAL CONGLOMERATES (0.3%)
Hutchison Whampoa                                    74,500                $717,389
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Esprit Holdings                                     139,000               1,684,692
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
China Mobile                                        343,000               3,089,494
-----------------------------------------------------------------------------------

INDIA (0.4%)
COMMERCIAL BANKS
ICICI Bank ADR                                       23,255                 951,595
-----------------------------------------------------------------------------------

IRELAND (0.2%)
COMMERCIAL BANKS
Bank of Ireland                                      16,378                 351,336
-----------------------------------------------------------------------------------

ISRAEL (0.3%)
PHARMACEUTICALS
Teva Pharmaceutical Inds ADR                         19,420                 743,980
-----------------------------------------------------------------------------------

ITALY (3.9%)
COMMERCIAL BANKS (2.3%)
Intesa Sanpaolo                                     460,011(b)            3,854,037
UniCredito Italiano                                 106,800               1,097,179
                                                                    ---------------
Total                                                                     4,951,216
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Unipol                                              196,500                 781,175
-----------------------------------------------------------------------------------

MEDIA (0.5%)
Mediaset                                             98,540               1,114,176
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Eni                                                  26,510                 879,076
Saras                                               106,580(b)              663,962
                                                                    ---------------
Total                                                                     1,543,038
-----------------------------------------------------------------------------------

JAPAN (17.6%)
AUTO COMPONENTS (0.4%)
NOK                                                  42,500                 790,634
-----------------------------------------------------------------------------------

AUTOMOBILES (2.1%)
Nissan Motor                                        126,000               1,267,308
Toyota Motor                                         58,500               3,553,082
                                                                    ---------------
Total                                                                     4,820,390
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

BUILDING PRODUCTS (0.8%)
Daikin Inds                                          33,093              $1,118,370
JS Group                                             24,500                 553,244
                                                                    ---------------
Total                                                                     1,671,614
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Nomura Holdings                                      55,200               1,054,894
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Kuraray                                              42,100                 467,818
Sumitomo Chemical                                    13,000                  85,858
Teijin                                              108,600                 559,324
                                                                    ---------------
Total                                                                     1,113,000
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
77 Bank                                              84,400                 553,306
Mitsubishi UFJ Financial Group                          137               1,425,027
Mitsui Trust Holdings                               178,400               1,611,679
Mizuho Financial Group                                  161                 968,815
Shinsei Bank                                        117,900                 508,371
Sumitomo Mitsui Financial Group                         210               1,834,498
                                                                    ---------------
Total                                                                     6,901,696
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Credit Saison                                        23,600                 670,962
SFCG                                                  1,810                 318,280
Takefuji                                                490                  16,468
                                                                    ---------------
Total                                                                     1,005,710
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Nippon Electric Glass                                31,500                 539,088
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
AEON                                                 74,100               1,355,286
Lawson                                               12,800                 472,008
Matsumotokiyoshi                                     22,531                 529,398
                                                                    ---------------
Total                                                                     2,356,692
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Funai Electric                                        2,500                 198,244
Sekisui Chemical                                    108,900                 844,913
Sekisui House                                        71,200               1,050,764
                                                                    ---------------
Total                                                                     2,093,921
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

HOUSEHOLD PRODUCTS (0.1%)
Kao                                                  11,100                $304,678
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings                                    12,200                 502,526
Sankyo                                                2,000                  87,657
                                                                    ---------------
Total                                                                       590,183
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
Hino Motors                                         153,700                 846,350
THK                                                  20,100                 489,784
                                                                    ---------------
Total                                                                     1,336,134
-----------------------------------------------------------------------------------

MEDIA (0.6%)
Dentsu                                                  418               1,190,232
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Canon                                                11,006                 617,458
Ricoh                                                34,400                 754,988
                                                                    ---------------
Total                                                                     1,372,446
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Nippon Paper Group                                      187                 632,794
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
Astellas Pharma                                      13,900                 608,025
Chugai Pharmaceutical                                90,800               2,315,236
                                                                    ---------------
Total                                                                     2,923,261
-----------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Nippon Express                                      202,600               1,254,113
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Advantest                                            17,900                 792,223
Rohm                                                 16,600               1,499,283
                                                                    ---------------
Total                                                                     2,291,506
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Yamada Denki                                         15,300               1,413,649
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
Marubeni                                            270,000               1,621,183
Mitsubishi                                           35,000                 746,040
                                                                    ---------------
Total                                                                     2,367,223
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEXICO (3.0%)
BEVERAGES (0.8%)
Coca-Cola Femsa ADR                                  12,450                $484,181
Fomento Economico Mexicano ADR                       10,698               1,152,067
                                                                    ---------------
Total                                                                     1,636,248
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                            31,192(b)            1,013,740
-----------------------------------------------------------------------------------

MEDIA (0.9%)
Grupo Televisa ADR                                   68,325               1,916,516
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
America Movil ADR Series L                           37,011               1,944,188
-----------------------------------------------------------------------------------

NETHERLANDS (1.8%)
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Vedior                                               18,650                 495,308
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Koninklijke Philips Electronics                      14,140                 580,613
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Aegon                                                44,717                 922,823
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.9%)
Royal Dutch Shell Series A                           52,341               1,817,600
-----------------------------------------------------------------------------------

SINGAPORE (1.5%)
COMMERCIAL BANKS (0.7%)
DBS Group Holdings                                   81,020               1,124,285
United Overseas Bank                                 32,700                 457,203
                                                                    ---------------
Total                                                                     1,581,488
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
CapitaLand                                          293,000               1,620,919
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
COMMERCIAL BANKS
Nedbank Group                                        27,545                 587,029
-----------------------------------------------------------------------------------

SOUTH KOREA (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
KT ADR                                               23,980                 543,387
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Korea Electric Power ADR                             20,880                 431,798
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH KOREA (CONT.)

HOUSEHOLD DURABLES (0.2%)
LG Electronics                                        5,380                $359,168
-----------------------------------------------------------------------------------

METALS & MINING (0.2%)
POSCO                                                 1,260                 528,915
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Samsung Electronics                                     921                 563,791
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
SK Telecom ADR                                       22,800                 566,124
-----------------------------------------------------------------------------------

SPAIN (0.7%)
COMMERCIAL BANKS (0.4%)
Banco Santander Central Hispano                      42,690                 768,324
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Repsol YPF                                           23,690                 780,397
-----------------------------------------------------------------------------------

SWEDEN (0.6%)
COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                   2,710                 103,441
Telefonaktiebolaget LM Ericsson Series B             89,500                 342,043
                                                                    ---------------
Total                                                                       445,484
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
Volvo Series B                                       34,240                 672,124
Volvo Series B                                        6,848(b)               25,556
                                                                    ---------------
Total                                                                       697,680
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Svenska Cellulosa Series B                            2,440                 125,511
-----------------------------------------------------------------------------------

SWITZERLAND (11.3%)
BIOTECHNOLOGY (0.3%)
Actelion                                              2,447(b)              581,389
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
UBS                                                  61,906               4,023,371
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND (CONT.)

CHEMICALS (2.8%)
Ciba Specialty Chemicals                             19,347              $1,278,297
Clariant                                             24,870(b)              411,230
Lonza Group                                          22,777               2,225,983
Syngenta                                             11,494(b)            2,283,389
                                                                    ---------------
Total                                                                     6,198,899
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.2%)
Holcim                                               24,691               2,645,018
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB                                                  61,814               1,235,263
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Nestle                                                7,033               2,784,258
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
Swiss Reinsurance                                    22,854               2,148,364
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.2%)
Novartis                                             41,130               2,389,576
Roche Holding                                        12,992               2,446,587
                                                                    ---------------
Total                                                                     4,836,163
-----------------------------------------------------------------------------------

TAIWAN (0.3%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
United Microelectronics ADR                         183,525                 601,962
-----------------------------------------------------------------------------------

UNITED KINGDOM (18.6%)
AEROSPACE & DEFENSE (1.2%)
BAE Systems                                         286,341               2,595,559
-----------------------------------------------------------------------------------

BEVERAGES (1.0%)
Diageo                                               51,550               1,086,626
SABMiller                                            46,890               1,108,350
                                                                    ---------------
Total                                                                     2,194,976
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Man Group                                           189,896               2,126,168
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.4%)
HBOS                                                 38,606                 828,437
HSBC Holdings                                       130,857               2,414,351
Royal Bank of Scotland Group                         45,873               1,756,350
                                                                    ---------------
Total                                                                     4,999,138
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Rentokil Initial                                    378,110              $1,303,125
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Rexam                                                45,800                 479,410
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
British Energy Group                                 49,419(b)              508,918
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Tesco                                               479,024               4,404,799
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Unilever                                             77,103               2,412,210
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.6%)
Reckitt Benckiser                                    23,524               1,286,863
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Smiths Group                                         32,210                 694,516
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
Friends Provident                                   268,490               1,010,842
Old Mutual                                          313,830               1,113,735
                                                                    ---------------
Total                                                                     2,124,577
-----------------------------------------------------------------------------------

MEDIA (1.6%)
British Sky Broadcasting Group ADR                  146,901               1,682,462
Reed Elsevier                                        84,470               1,069,598
Trinity Mirror                                       61,020                 649,513
                                                                    ---------------
Total                                                                     3,401,573
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
BHP Billiton                                         34,100                 761,910
Rio Tinto                                            26,325               1,599,572
                                                                    ---------------
Total                                                                     2,361,482
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Debenhams                                           196,530                 565,187
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Centrica                                             73,170                 563,794
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

OIL, GAS & CONSUMABLE FUELS (1.1%)
BP                                                  207,927              $2,332,560
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
GlaxoSmithKline                                      84,145               2,426,919
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Northern Rock                                        70,320               1,503,637
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Vodafone Group                                      584,840               1,663,778
-----------------------------------------------------------------------------------

UNITED STATES (1.0%)
ENERGY EQUIPMENT & SERVICES
Schlumberger                                         28,803               2,126,525
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $177,794,410)                                                   $208,896,469
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)(c)
ISSUER                                            SHARES                   VALUE(A)

GERMANY
Henkel                                                2,420                $380,435
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $345,825)                                                           $380,435
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.5%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  3,243,442(d)           $3,243,442
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,243,442)                                                       $3,243,442
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $181,383,677)(e)                                                $212,520,346
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  19

(e) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $181,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $33,613,000
Unrealized depreciation                                             (2,477,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $31,136,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $178,140,235)               $209,276,904
   Affiliated money market fund (identified cost $3,243,442)
      (Note 6)                                                          3,243,442
---------------------------------------------------------------------------------
Total investments in securities (identified cost
   $181,383,677)                                                      212,520,346
Foreign currency holdings (identified cost $1,283,850) (Note
   1)                                                                   1,287,115
Capital shares receivable                                                  29,110
Dividends and accrued interest receivable                                 844,006
Receivable for investment securities sold                               1,966,692
Unrealized appreciation on foreign currency contracts held,
   at value (Note 5)                                                          838
---------------------------------------------------------------------------------
Total assets                                                          216,648,107
---------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                          12,460
Capital shares payable                                                     49,082
Payable for investment securities purchased                             1,035,740
Unrealized depreciation on foreign currency contracts held,
   at value (Note 5)                                                          288
Accrued investment management services fee                                 17,318
Accrued distribution fee                                                    4,514
Accrued transfer agency fee                                                 1,482
Accrued administrative services fee                                         1,428
Accrued plan administration services fee                                        2
Other accrued expenses                                                     74,717
---------------------------------------------------------------------------------
Total liabilities                                                       1,197,031
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                   $215,451,076
=================================================================================

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  21

APRIL 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                             $    272,085
Additional paid-in capital                                            169,021,796
Excess of distributions over net investment income                         (5,396)
Accumulated net realized gain (loss)                                   15,011,800
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 5)                                                 31,150,791
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                     $215,451,076
=================================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $105,284,636
                                             Class B                          $ 26,309,730
                                             Class C                          $  1,814,967
                                             Class I                          $ 81,963,771
                                             Class R4                         $     77,972
Net asset value per share of outstanding
   capital stock:                            Class A shares     13,292,238    $       7.92
                                             Class B shares      3,368,851    $       7.81
                                             Class C shares        232,389    $       7.81
                                             Class I shares     10,305,183    $       7.95
                                             Class R4 shares         9,850    $       7.92
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 1,861,589
Interest                                                            278,809
Income distributions from affiliated money market fund (Note
   6)                                                                92,713
   Less foreign taxes withheld                                     (220,876)
---------------------------------------------------------------------------
Total income                                                      2,012,235
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  922,505
Distribution fee
   Class A                                                          128,114
   Class B                                                          130,011
   Class C                                                            8,915
Transfer agency fee
   Class A                                                          105,556
   Class B                                                           28,599
   Class C                                                            1,922
   Class R4                                                              79
Service fee -- Class R4                                                  24
Administrative services fees and expenses                            81,825
Plan administration services fee -- Class R4                            175
Compensation of board members                                         1,929
Custodian fees                                                       94,536
Printing and postage                                                 24,142
Registration fees                                                    13,639
Professional fees                                                    11,613
Other                                                                 6,506
---------------------------------------------------------------------------
Total expenses                                                    1,560,090
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                       (35,567)
---------------------------------------------------------------------------
                                                                  1,524,523
   Earnings and bank fee credits on cash balances (Note 2)           (2,947)
---------------------------------------------------------------------------
Total net expenses                                                1,521,576
---------------------------------------------------------------------------
Investment income (loss) -- net                                     490,659
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                15,799,850
   Foreign currency transactions                                     55,207
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          15,855,057
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     6,178,212
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            22,033,269
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $22,523,928
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                         APRIL 30, 2007     OCT. 31, 2006
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $    490,659      $  1,285,814
Net realized gain (loss) on investments                     15,855,057        32,235,981
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         6,178,212         9,190,596
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               22,523,928        42,712,391
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (1,289,426)         (753,806)
      Class B                                                 (122,994)          (25,488)
      Class C                                                  (10,487)             (721)
      Class I                                               (1,197,175)         (647,101)
      Class R4                                                  (3,247)           (1,400)
   Net realized gain
      Class A                                              (15,558,512)       (7,774,435)
      Class B                                               (4,024,862)       (2,150,509)
      Class C                                                 (281,205)         (124,742)
      Class I                                              (10,948,558)       (4,219,032)
      Class R4                                                 (34,255)          (10,738)
-----------------------------------------------------------------------------------------
Total distributions                                        (33,470,721)      (15,707,972)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

                                                         APRIL 30, 2007     OCT. 31, 2006
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                          (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                $  8,526,439      $ 22,068,658
   Class B shares                                            1,960,044         5,442,646
   Class C shares                                              143,482           391,948
   Class I shares                                            7,005,290        21,631,905
   Class R4 shares                                              24,670           102,976
Reinvestment of distributions at net asset value
   Class A shares                                           16,628,150         7,613,975
   Class B shares                                            4,103,215         2,153,921
   Class C shares                                              281,745           121,098
   Class I shares                                           12,143,628         4,865,078
   Class R4 shares                                              34,585            10,687
Payments for redemptions
   Class A shares                                          (13,705,867)      (35,580,645)
   Class B shares (Note 2)                                  (3,799,862)       (9,742,706)
   Class C shares (Note 2)                                    (261,663)         (447,625)
   Class I shares                                           (1,745,895)      (12,368,616)
   Class R4 shares                                            (172,530)          (23,501)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             31,165,431         6,239,799
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     20,218,638        33,244,218
Net assets at beginning of period                          195,232,438       161,988,220
-----------------------------------------------------------------------------------------
Net assets at end of period                               $215,451,076      $195,232,438
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $     (5,396)     $  2,127,274
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of foreign issuers.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

At April 30, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 38% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  27

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  29

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.845% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $69,625 for the six months ended April 30, 2007.

The Investment Manager has Subadvisory Agreements with The Boston Company Asset Management, LLC and Marsico Capital Management, LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $1,300 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  31

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with American Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $121,906 for Class A, $11,511 for Class B and $285 for Class C for the six months ended April 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 1.53% for Class A, 2.30% for Class B, 2.30% for Class C and 1.37% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class R4 were $27,970, $7,062, $481 and $54, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.60% for Class A, 2.37% for Class B, 2.37% for Class C, 1.25% for Class I and 1.43% for Class R4 of the Fund's average daily net assets.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $2,947 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $91,366,779 and $95,283,564, respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED APRIL 30, 2007
                            CLASS A      CLASS B     CLASS C    CLASS I     CLASS R4*
-------------------------------------------------------------------------------------
Sold                        1,078,933      250,550    18,115      883,090       3,195
Issued for reinvested
 distributions              2,223,014      555,239    38,125    1,619,150       4,630
Redeemed                   (1,749,220)    (489,625)  (33,904)    (227,681)    (22,565)
-------------------------------------------------------------------------------------
Net increase (decrease)     1,552,727      316,164    22,336    2,274,559     (14,740)
-------------------------------------------------------------------------------------

                                            YEAR ENDED OCT. 31, 2006
                            CLASS A      CLASS B     CLASS C    CLASS I     CLASS R4*
-------------------------------------------------------------------------------------
Sold                        2,810,800      702,782    49,785    2,717,056      13,168
Issued for reinvested
 distributions              1,040,171      297,084    16,703      663,721       1,462
Redeemed                   (4,532,570)  (1,265,856)  (57,499)  (1,473,794)     (2,848)
-------------------------------------------------------------------------------------
Net increase (decrease)      (681,599)    (265,990)    8,989    1,906,983      11,782
-------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  33

5. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts are included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                         CURRENCY TO          CURRENCY TO           UNREALIZED      UNREALIZED
EXCHANGE DATE            BE DELIVERED         BE RECEIVED          APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------
May 1, 2007                    60,524                    30,405        $273            $ --
                          U.S. Dollar             British Pound
May 2, 2007                25,102,890                   210,568         485              --
                         Japanese Yen               U.S. Dollar
May 2, 2007                29,000,000                   242,455          --             244
                         Japanese Yen               U.S. Dollar
May 2, 2007                    38,437                    19,258          71              --
                          U.S. Dollar             British Pound
May 2, 2007                     2,149                     1,580           8              --
                          U.S. Dollar    European Monetary Unit
May 2, 2007                    41,369                    49,944          --              14
                          U.S. Dollar               Swiss Franc
May 2, 2007                    88,467                   106,805          --              30
                          U.S. Dollar               Swiss Franc
May 7, 2007                 4,377,242                    36,659           1              --
                         Japanese Yen               U.S. Dollar
-----------------------------------------------------------------------------------------------
Total                                                                  $838            $288
-----------------------------------------------------------------------------------------------

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  35

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  37

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,          2007(H)            2006           2005           2004           2003
Net asset value, beginning of period     $8.47          $7.34          $7.03          $6.34          $5.20
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .02            .05            .04            .05            .02
Net gains (losses) (both realized
 and unrealized)                           .87           1.78           1.01            .90           1.13
----------------------------------------------------------------------------------------------------------
Total from investment operations           .89           1.83           1.05            .95           1.15
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.11)          (.06)          (.09)          (.09)          (.01)
Distributions from realized gains        (1.33)          (.64)          (.65)          (.17)            --
----------------------------------------------------------------------------------------------------------
Total distributions                      (1.44)          (.70)          (.74)          (.26)          (.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $7.92          $8.47          $7.34          $7.03          $6.34
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $105            $99            $91            $98            $63
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                       1.53%(d),(e)     1.65%(d)     1.63%(d)       1.73%          1.74%(d)
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets       .43%(e)        .68%           .59%           .51%           .73%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         45%            89%           110%           111%            58%
----------------------------------------------------------------------------------------------------------
Total return(f)                         11.54%(g)      26.50%         15.65%         15.39%         22.26%
----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.59% for the six months ended April 30, 2007 and 1.69%, 1.64% and 2.21% for the years ended Oct. 31, 2006, 2005 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2007(H)            2006           2005           2004           2003
Net asset value, beginning of
 period                                 $8.33          $7.24          $6.94          $6.29          $5.20
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized
 and unrealized)                          .85           1.74            .98            .89           1.10
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.04)          (.01)          (.03)          (.07)          (.01)
Distributions from realized gains       (1.33)          (.64)          (.65)          (.17)            --
---------------------------------------------------------------------------------------------------------
Total distributions                     (1.37)          (.65)          (.68)          (.24)          (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $7.81          $8.33          $7.24          $6.94          $6.29
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $26            $25            $24            $22            $13
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                      2.30%(d),(e)     2.43%(d)     2.41%(d)       2.51%          2.52%(d)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets     (.35%)(e)      (.07%)         (.18%)         (.22%)          .04%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        45%            89%           110%           111%            58%
---------------------------------------------------------------------------------------------------------
Total return(f)                        11.18%(g)      25.37%         14.86%         14.41%         21.23%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.35% for the six months ended April 30, 2007 and 2.46%, 2.42% and 2.98% for the years ended Oct. 31, 2006, 2005 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  39

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2007(H)         2006           2005           2004           2003
Net asset value, beginning of
 period                                 $8.34          $7.24          $6.95          $6.29          $5.20
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net gains (losses) (both realized
 and unrealized)                          .85           1.75            .97            .89           1.10
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.05)          (.01)          (.03)          (.06)          (.01)
Distributions from realized gains       (1.33)          (.64)          (.65)          (.17)            --
---------------------------------------------------------------------------------------------------------
Total distributions                     (1.38)          (.65)          (.68)          (.23)          (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $7.81          $8.34          $7.24          $6.95          $6.29
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $2             $2             $1             $2             $1
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                      2.29%(d),(e)     2.43%(d)     2.41%(d)       2.51%          2.52%(d)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets     (.34%)(e)      (.08%)         (.21%)         (.24%)         (.01%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        45%            89%           110%           111%            58%
---------------------------------------------------------------------------------------------------------
Total return(f)                        11.16%(g)      25.46%         14.67%         14.54%         21.23%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.35% for the six months end April 30, 2007 and 2.46%, 2.42% and 2.98% the years ended Oct. 31, 2006, 2005 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2007(H)            2006           2005        2004(B)
Net asset value, beginning of
 period                                 $8.52          $7.38          $7.06          $6.91
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .02            .07            .06             --
Net gains (losses) (both realized
 and unrealized)                          .89           1.81           1.02            .15
---------------------------------------------------------------------------------------------------------
Total from investment operations          .91           1.88           1.08            .15
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.15)          (.10)          (.11)            --
Distributions from realized gains       (1.33)          (.64)          (.65)            --
---------------------------------------------------------------------------------------------------------
Total distributions                     (1.48)          (.74)          (.76)            --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $7.95          $8.52          $7.38          $7.06
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $82            $68            $45            $22
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                      1.13%(e)       1.23%          1.19%          1.29%(e)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      .87%(e)       1.12%           .96%           .78%(e)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        45%            89%           110%           111%
---------------------------------------------------------------------------------------------------------
Total return(f)                        11.70%(g)      27.11%         16.17%          2.17%(g)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  41

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2007(H)            2006           2005           2004           2003
Net asset value, beginning of
 period                                 $8.48          $7.36          $7.05          $6.35          $5.20
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .02            .07            .05            .06            .03
Net gains (losses) (both realized
 and unrealized)                          .88           1.78           1.01            .91           1.13
---------------------------------------------------------------------------------------------------------
Total from investment operations          .90           1.85           1.06            .97           1.16
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.13)          (.09)          (.10)          (.10)          (.01)
Distributions from realized gains       (1.33)          (.64)          (.65)          (.17)            --
---------------------------------------------------------------------------------------------------------
Total distributions                     (1.46)          (.73)          (.75)          (.27)          (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $7.92          $8.48          $7.36          $7.05          $6.35
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                      1.37%(d),(e)     1.48%(d)     1.46%(d)       1.57%          1.57%(d)
---------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      .29%(e)        .96%           .74%           .37%           .86%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        45%            89%           110%           111%            58%
---------------------------------------------------------------------------------------------------------
Total return(f)                        11.63%(g)      26.66%         15.86%         15.63%         22.48%
---------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.42% for the six months ended April 30, 2007 and 1.51%, 1.47% and 2.04% for the years ended Oct. 31, 2006, 2005 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements between RiverSource and each subadviser (collectively, the "Subadvisers") (the "Subadvisory Agreements"), the Subadvisers perform portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  43

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadvisers: The Board analyzed various reports and presentations they had received detailing the services performed by RiverSource and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadvisers and the overall "subadvised" strategy. They noted, in particular, management's ongoing oversight and monitoring of each Subadviser's investment process and performance.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to all Funds, including the Fund. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, they referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

             RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT  45

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INTERNATIONAL EQUITY FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) INTERNATIONAL EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus.
                                    RiverSource(R) mutual funds are distributed by RiverSource
                                    Distributors, Inc.
                                    and Ameriprise Financial Services, Inc., Members NASD, and
                                    managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                      S-6270 F (6/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERNATIONAL SELECT VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE INTERNATIONAL SELECT
VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Investments in Securities...........     12

Financial Statements................     18

Notes to Financial Statements.......     22

Approval of Investment Management
   Services Agreement...............     40

Proxy Voting........................     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource International Select Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.

COUNTRY BREAKDOWN

Percentage of portfolio assets

                                  (PIE CHART)

                                                            CASH &
OTHER(1)          JAPAN             GERMANY           CASH EQUIVALENTS(2)
--------------    ------          -----------         -------------------
24.3%             20.1%                 13.8%              12.3%


FRANCE         UNITED KINGDOM           NETHERLAND
--------      -----------------       ----------------
11.9%             10.9%                   6.7%


(1) Includes Italy 4.2%, Australia 2.9%, Canada 2.9%, Switzerland 2.3%, Belgium 1.4%, Brazil 1.4%, South Korea 1.3%, Spain 1.1%, Taiwan 1.0%, Sweden 0.9%, Austria 0.6%, Denmark 0.6%, Finland 0.5%, United States 0.5%, Greece 0.4%, Hong Kong 0.4%, South Africa 0.4%, Chile 0.3%, Hungary 0.3%, China 0.2%, India 0.2%, Luxembourg 0.2%, Philippine Islands 0.2% and Thailand 0.1%.
(2) Of the 12.3%, 10.3% is due to security lending activity and 2.0% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Allianz (Germany)                     2.3%
Eni (Italy)                           2.3%
E.ON (Germany)                        2.2%
ING Groep (Netherlands)               2.1%
Total (France)                        2.1%
Munich Re Group (Germany)             2.1%
BASF (Germany)                        1.9%
Renault (France)                      1.9%
Toyota Motor (Japan)                  1.8%
JFE Holdings (Japan)                  1.7%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investment in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)

(STYLE MATRIX GRAPHIC)
VALUE     BLEND    GROWTH
  X                      LARGE
  X                      MEDIUM
  X                      SMALL


Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

ALLIANCEBERNSTEIN L.P.

                           YEARS IN INDUSTRY
Sharon Fay                           21
Kevin Simms                          18
Henry D'Auria                        19
Marilyn Fedak                        35
John Mahedy                          21

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     APIAX          09/28/01
Class B                     AXIBX          09/28/01
Class C                     APICX          09/28/01
Class I                     APRIX          03/04/04
Class R4(1)                    --          09/28/01

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets                        $2.498 billion
Number of holdings                              132

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource International Select Value Fund Class
  A (excluding sales charge)                           +14.05

Morgan Stanley Capital International (MSCI) EAFE
  GDP Weighted, Half-Hedged Index(1) (unmanaged)       +15.01

Morgan Stanley Capital International (MSCI) EAFE
  Index(2) (unmanaged)                                 +15.68

Lipper International Multi-Cap Value Funds
  Index(3)                                             +14.49

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE GDP Weighted, Half-Hedged Index, an unmanaged index, is compiled from a composite of securities of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper International Multi-Cap Value Funds Index includes the 10 largest international multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.47%                        1.47%
Class B                                           2.24%                        2.24%
Class C                                           2.24%                        2.24%
Class I                                           1.04%                        1.04%
Class R4(b)                                       1.34%                        1.32%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that increased the management fee by 0.07%), will not exceed 1.42% for Class A, 2.19% for Class B, 2.19% for Class C, 1.07% for Class I and 1.25% for Class R4.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 9/28/01)          +14.05%    +18.02%   +24.83%   +19.15%    +19.39%
 Class B (inception 9/28/01)          +13.69%    +17.22%   +23.87%   +18.24%    +18.50%
 Class C (inception 9/28/01)          +13.55%    +17.08%   +23.81%   +18.21%    +18.47%
 Class I (inception 3/4/04)           +14.30%    +18.56%   +25.36%      N/A     +23.85%
 Class R4** (inception 9/28/01)       +14.11%    +18.28%   +25.03%   +19.32%    +19.58%

WITH SALES CHARGE
 Class A (inception 9/28/01)           +7.49%    +11.23%   +22.39%   +17.75%    +18.13%
 Class B (inception 9/28/01)           +8.69%    +12.22%   +23.00%   +18.04%    +18.42%
 Class C (inception 9/28/01)          +12.55%    +16.08%   +23.81%   +18.21%    +18.47%

AT MARCH 31, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 9/28/01)          +13.54%    +17.42%   +22.47%   +18.68%    +18.82%
 Class B (inception 9/28/01)          +13.17%    +16.46%   +21.54%   +17.80%    +17.94%
 Class C (inception 9/28/01)          +13.12%    +16.53%   +21.57%   +17.78%    +17.93%
 Class I (inception 3/4/04)           +13.80%    +17.87%   +23.03%      N/A     +22.91%
 Class R4** (inception 9/28/01)       +13.61%    +17.57%   +22.73%   +18.90%    +19.02%

WITH SALES CHARGE
 Class A (inception 9/28/01)           +7.02%    +10.66%   +20.08%   +17.29%    +17.55%
 Class B (inception 9/28/01)           +8.17%    +11.46%   +20.63%   +17.59%    +17.85%
 Class C (inception 9/28/01)          +12.12%    +15.53%   +21.57%   +17.78%    +17.93%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource International Select Value Fund increased 14.05% for the semiannual period ended April 30, 2007 (Class A shares, excluding sales charge), underperforming the Fund's benchmark, the Morgan Stanley Capital International
(MSCI) EAFE GDP Weighted, Half-Hedged Index, which increased 15.01% for the period. The Fund also underperformed the broader MSCI EAFE Index, which increased 15.68%. The Fund underperformed its peer group, as represented by the Lipper International Multi-Cap Value Funds Index, which increased 14.49% for the period.

AllianceBernstein L.P. (AllianceBernstein), a New York-based investment firm, is the subadvisor for and manages the portfolio of RiverSource International Select Value Fund. Below, AllianceBernstein discusses the Fund's results and positioning during the semiannual period ended April 30, 2007.

Q: What factors affected Fund performance for this period?

A: International equity markets delivered strong gains, despite increased volatility in the latter months of the period. International equities continue to benefit as growth appears to be slowing a bit in the U.S., but generally remains more favorable in Europe and Asia. In February and early March 2007, international markets suffered in sympathy with a sharp decline in U.S. markets that was spurred by weakness in the Chinese equity markets and in U.S. subprime mortgages. However, most equities around the world recovered by March month-end and continued their advance through the end of the semiannual period.

   Top contributors to the Fund's performance included JFE Holdings, BASF, J Sainsbury, and Mitsui OSK Lines. Steel company, JFE Holdings, benefited from resilient steel prices in Asia and saw its stock price move higher after management increased its full year profit forecast based on projected higher demand for cars and ships in Asia and North America. Chemical firm BASF posted gains as well, helped by robust demand and lower oil prices. Supermarket operator J Sainsbury was buoyed by private equity interest in the company. Shipping line Mitsui OSK Lines stood out against a flat Japanese market after announcing record fiscal year profit and raising its outlook for the coming year. Decreasing oil prices and a weaker yen helped profits, while growth in transpacific shipments influenced the company's positive outlook.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Chief detractors from the Fund's performance included ORIX, Sumitomo Mitsui Financial Group, ING Groep. Despite reporting earnings that were in line with analyst expectations, Japanese leasing company ORIX moved lower amid disappointment among investors who were hoping for stronger performance. ORIX later joined the financial sector in a widespread retreat due to concerns about the U.S. subprime mortgage market and changes in Japanese lending regulations. Japan's Sumitomo Mitsui Financial Group weakened after posting earnings that fell short of expectations. The company attributed the weak results to increased competition in the Japanese market. Dutch financial service company ING Groep fell due to its exposure to the U.S. subprime market through bonds held by its life insurance subsidiary.

Q: What changes did you make to the portfolio during the period?

A: As value investors, we use our unique combination of fundamental and quantitative research to attempt to exploit the well-documented tendency of investors to overreact to short-term events. When the outlook for a company's earnings looks poor, investors frequently extrapolate this weakness into the future and price securities accordingly. Our ability to determine whether or not a company's strategy is likely to succeed and our willingness to act on views that are different from the consensus have been the lynchpins of our success during the past three decades.

   Thus, we took advantage of the general decline in share prices at the end of the period to increase the Fund's holdings in selected companies whose valuations were unjustly punished by the indiscriminate sell-off in the market. We also accelerated planned purchases of shares in other companies that our research had already identified as potentially attractive value opportunities.

   The portfolio's largest active positions remain very similar to the start of the period. Financial stocks are the single largest exposure, but our reasons for owning them vary by industry and geography. We believe the upheaval in the U.S. subprime mortgage markets warrants attention, but fears of it causing broader problems for the financial system and global markets appear to have subsided.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: How are you positioning the Fund going forward?

A: We continue to believe that global equity markets are reasonably valued and that these valuations are supported by the prospect of continued -- if more moderate -- economic and profit growth. In our view, the overall value opportunity is lower than average, but our fundamental research continues to uncover interesting value investments on a stock-by-stock basis, resulting in a portfolio that we believe is attractively priced and has a profitability in line with that of the market.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

        RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,140.50         $ 7.22           1.36%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.05         $ 6.80           1.36%
 Class B
   Actual(b)                   $1,000         $1,136.90         $11.23           2.12%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.28         $10.59           2.12%
 Class C
   Actual(b)                   $1,000         $1,135.50         $11.23           2.12%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.28         $10.59           2.12%
 Class I
   Actual(b)                   $1,000         $1,143.00         $ 5.05            .95%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.08         $ 4.76            .95%
 Class R4
   Actual(b)                   $1,000         $1,141.10         $ 6.53(c)        1.23%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.70         $ 6.16(c)        1.23%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2007: +14.05% for Class A, +13.69% for Class B, +13.55% for Class C, +14.30% for Class I and +14.11% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds) before giving effect to any performance incentive adjustments, will not exceed 1.25% for Class R4. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual expenses paid for Class R4 would have been $6.58 and the hypothetical expenses paid for Class R4 would have been $6.21.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.0%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.1%)
COMMERCIAL BANKS (0.5%)
Natl Australia Bank                                 372,300             $13,224,167
-----------------------------------------------------------------------------------

INSURANCE (0.9%)
QBE Insurance Group                                 826,045              20,946,586
Suncorp-Metway                                       55,249                 977,953
                                                                    ---------------
Total                                                                    21,924,539
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Zinifex                                           1,307,300              17,853,923
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.0%)
Macquarie Airports                                3,976,376              13,098,666
Macquarie Infrastructure Group                    3,969,700              12,439,917
                                                                    ---------------
Total                                                                    25,538,583
-----------------------------------------------------------------------------------

AUSTRIA (0.7%)
OIL, GAS & CONSUMABLE FUELS
OMV                                                 269,300              17,043,461
-----------------------------------------------------------------------------------

BELGIUM (1.5%)
DIVERSIFIED FINANCIAL SERVICES
Fortis                                              824,300              37,038,988
-----------------------------------------------------------------------------------

BRAZIL (1.0%)
COMMERCIAL BANKS (0.2%)
UNIBANCO -- Uniao de Bancos Brasileiros GDR          52,900               5,134,474
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Gerdau ADR                                          629,950              12,617,899
Usinas Siderurgicas de Minas Gerais Series A        158,200               7,450,426
                                                                    ---------------
Total                                                                    20,068,325
-----------------------------------------------------------------------------------

CANADA (3.2%)
COMMERCIAL BANKS (0.7%)
Bank of Nova Scotia                                      --                      14
Royal Bank of Canada                                337,734(d)           17,592,590
                                                                    ---------------
Total                                                                    17,592,604
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CANADA (CONT.)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TELUS                                               271,576             $14,508,530
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
ING Canada                                          373,864              16,419,714
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
IPSCO                                                37,332               5,503,969
Teck Cominco Cl B                                   213,800              16,196,794
                                                                    ---------------
Total                                                                    21,700,763
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
EnCana                                              183,400               9,599,586
-----------------------------------------------------------------------------------

CHILE (0.3%)
METALS & MINING
Antofagasta                                         804,600               8,527,043
-----------------------------------------------------------------------------------

CHINA (0.2%)
OIL, GAS & CONSUMABLE FUELS
China Petroleum & Chemical Series H               6,084,000               5,305,211
-----------------------------------------------------------------------------------

DENMARK (0.6%)
COMMERCIAL BANKS
Danske Bank                                         324,200              15,144,541
-----------------------------------------------------------------------------------

FINLAND (0.5%)
COMMUNICATIONS EQUIPMENT
Nokia                                               511,700(b,d)         12,906,749
-----------------------------------------------------------------------------------

FRANCE (13.0%)
AIRLINES (0.4%)
Air France-KLM                                      211,400              10,780,244
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Michelin Series B                                   185,100              23,580,874
-----------------------------------------------------------------------------------

AUTOMOBILES (2.1%)
Renault                                             397,000              51,530,930
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

COMMERCIAL BANKS (4.8%)
BNP Paribas                                         392,630             $45,544,284
Credit Agricole                                     710,210              29,903,189
Societe Generale                                    210,000              44,499,187
                                                                    ---------------
Total                                                                   119,946,660
-----------------------------------------------------------------------------------

MEDIA (0.8%)
Lagardere                                           244,000              19,175,216
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Total                                               790,800              58,289,990
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Sanofi-Aventis                                      460,626              42,159,699
-----------------------------------------------------------------------------------

GERMANY (15.1%)
AIRLINES (1.3%)
Deutsche Lufthansa                                1,070,000              31,921,447
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
DaimlerChrysler                                     111,400               9,006,378
-----------------------------------------------------------------------------------

CHEMICALS (2.1%)
BASF                                                438,900(d)           52,360,009
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Deutsche Telekom                                  1,447,900(d)           26,500,627
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.4%)
E.ON                                                399,000(d)           59,952,070
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
EPCOS                                               297,300               6,327,560
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care & Co                          35,000               5,242,966
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
TUI                                                 621,400              17,059,392
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Siemens                                             107,000              12,914,496
-----------------------------------------------------------------------------------

INSURANCE (4.7%)
Allianz                                             277,900(d)           63,211,747
Munich Re Group                                     321,100(d)           57,352,665
                                                                    ---------------
Total                                                                   120,564,412
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

MULTI-UTILITIES (1.4%)
RWE                                                 334,370             $35,335,123
-----------------------------------------------------------------------------------

GREECE (0.4%)
ELECTRIC UTILITIES
Public Power                                        406,500              10,652,837
-----------------------------------------------------------------------------------

HONG KONG (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
China Netcom Group Corp Hong Kong                 2,953,000               7,252,163
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Sino Land                                         1,885,870               3,955,216
-----------------------------------------------------------------------------------

HUNGARY (0.3%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari                          62,100               7,569,449
-----------------------------------------------------------------------------------

INDIA (0.3%)
COMMERCIAL BANKS
State Bank of India GDR                              96,500               6,581,300
-----------------------------------------------------------------------------------

ITALY (4.6%)
COMMERCIAL BANKS (0.8%)
Banco Popolare di Verona e Novara                   209,500               6,993,678
Intesa Sanpaolo                                   1,528,575(b)           12,806,619
                                                                    ---------------
Total                                                                    19,800,297
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Buzzi Unicem                                        570,781              18,279,323
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
Fondiaria -- SAI                                    285,500              14,656,073
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Eni                                               1,850,500              61,362,876
-----------------------------------------------------------------------------------

JAPAN (22.0%)
AUTOMOBILES (4.5%)
Honda Motor                                         756,600              25,985,235
Isuzu Motors                                      3,469,000              18,227,716
Nissan Motor                                      2,173,400              21,860,056
Toyota Motor                                        796,000              48,346,212
                                                                    ---------------
Total                                                                   114,419,219
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

CHEMICALS (0.8%)
Mitsubishi Chemical Holdings                        605,500              $4,872,203
Mitsui Chemicals                                  1,685,000              13,982,778
                                                                    ---------------
Total                                                                    18,854,981
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
Mitsubishi UFJ Financial Group                          666               6,927,504
Sumitomo Mitsui Financial Group                       4,053              35,405,819
                                                                    ---------------
Total                                                                    42,333,323
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Toshiba                                           2,995,000              22,300,910
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.6%)
ORIX                                                147,000              39,194,253
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
Nippon Telegraph & Telephone                          5,386              26,740,512
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Kyushu Electric Power                               481,500              13,562,532
Tokyo Electric Power                                771,500              25,640,308
                                                                    ---------------
Total                                                                    39,202,840
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Alps Electric                                       567,100               5,859,079
Hitachi                                           1,390,000              10,556,333
Oki Electric Industry                             3,367,000               5,789,579
                                                                    ---------------
Total                                                                    22,204,991
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
UNY                                                 296,000               3,539,629
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Sharp                                             1,387,000              25,452,141
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
Sumitomo Heavy Inds                                 957,000               9,850,632
-----------------------------------------------------------------------------------

MARINE (1.1%)
Mitsui OSK Lines                                  2,129,000              26,829,536
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

METALS & MINING (2.1%)
JFE Holdings                                        856,200             $47,061,562
Sumitomo Metal Inds                                 873,000               4,432,403
                                                                    ---------------
Total                                                                    51,493,965
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.1%)
Canon                                               473,800              26,581,120
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Nippon Mining Holdings                            2,309,000              18,542,857
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Leopalace21                                         235,400               7,717,621
-----------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
East Japan Railway                                    2,019              16,371,304
-----------------------------------------------------------------------------------

TOBACCO (0.8%)
Japan Tobacco                                         4,238              20,698,749
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Mitsubishi                                          183,000               3,900,724
Mitsui & Co                                         582,000              10,464,875
                                                                    ---------------
Total                                                                    14,365,599
-----------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
MEDIA
SES FDR                                             317,200               6,202,373
-----------------------------------------------------------------------------------

NETHERLANDS (7.3%)
AEROSPACE & DEFENSE (1.0%)
European Aeronautic Defence and Space               768,270              24,587,256
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
ABN AMRO Holding                                    690,101              33,479,305
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Corporate Express                                   635,400               8,536,454
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.4%)
ING Groep                                         1,280,624(d)           58,324,600
-----------------------------------------------------------------------------------

MEDIA (0.6%)
Wolters Kluwer                                      492,500              14,586,434
-----------------------------------------------------------------------------------

METALS & MINING (1.5%)
Arcelor Mittal                                      674,697              36,040,864
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
NETHERLANDS (CONT.)

OIL, GAS & CONSUMABLE FUELS (0.2%)
Royal Dutch Shell Series A                          162,152              $5,630,671
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)
WIRELESS TELECOMMUNICATION SERVICES
Philippine Long Distance Telephone                   98,000               5,203,917
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.5%)
COMMERCIAL BANKS (0.2%)
Standard Bank Group                                 243,000               3,785,471
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Sanlam                                            2,371,000               7,960,700
-----------------------------------------------------------------------------------

SOUTH KOREA (1.3%)
AUTO COMPONENTS (0.2%)
Hyundai Mobis                                        52,200               4,191,534
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Honam Petrochemical                                  66,000               5,474,910
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
Industrial Bank of Korea                            194,500               3,896,083
Kookmin Bank                                         53,900               4,828,179
Shinhan Financial Group                              83,700               4,716,535
                                                                    ---------------
Total                                                                    13,440,797
-----------------------------------------------------------------------------------

METALS & MINING (0.2%)
POSCO                                                11,800               4,953,328
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Samsung Electronics                                   6,700               4,101,412
-----------------------------------------------------------------------------------

SPAIN (1.2%)
OIL, GAS & CONSUMABLE FUELS
Repsol YPF                                          894,900              29,479,830
-----------------------------------------------------------------------------------

SWEDEN (1.0%)
COMMERCIAL BANKS (0.6%)
Nordea Bank                                         975,400              16,869,010
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Electrolux Series B                                 341,500               8,879,067
-----------------------------------------------------------------------------------

SWITZERLAND (2.5%)
CAPITAL MARKETS (1.1%)
Credit Suisse Group                                 353,000              27,705,571
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND (CONT.)

METALS & MINING (1.4%)
Xstrata                                             644,590             $33,541,103
-----------------------------------------------------------------------------------

TAIWAN (1.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
AU Optronics                                      1,507,920               2,375,608
Hon Hai Precision Industry                          896,400               5,907,428
                                                                    ---------------
Total                                                                     8,283,036
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Siliconware Precision Inds                        4,165,457               7,832,754
Taiwan Semiconductor Mfg                          3,854,223               7,840,447
United Microelectronics                           8,081,828               4,654,537
                                                                    ---------------
Total                                                                    20,327,738
-----------------------------------------------------------------------------------

THAILAND (0.1%)
OIL, GAS & CONSUMABLE FUELS
PTT                                                 540,800               3,609,497
-----------------------------------------------------------------------------------

UNITED KINGDOM (11.9%)
AEROSPACE & DEFENSE (0.9%)
BAE Systems                                       2,605,500              23,617,745
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
Barclays                                          1,753,500              25,313,762
HBOS                                              1,091,400              23,420,089
Royal Bank of Scotland Group                        701,500              26,858,491
                                                                    ---------------
Total                                                                    75,592,342
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Greene King                                         255,000               5,442,887
Whitbread                                           242,686               9,112,663
                                                                    ---------------
Total                                                                    14,555,550
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
George Wimpey                                       813,000               9,417,900
Taylor Woodrow                                      867,500               8,357,982
                                                                    ---------------
Total                                                                    17,775,882
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

INSURANCE (1.9%)
Aviva                                             1,861,192             $29,198,756
Friends Provident                                 3,490,184              13,140,246
Royal & SunAlliance Insurance Group               1,520,750               5,014,574
                                                                    ---------------
Total                                                                    47,353,576
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Home Retail Group                                 1,403,600              12,740,363
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Centrica                                          1,900,300              14,642,307
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
BP                                                  767,500               8,609,941
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
AstraZeneca                                         579,900              31,537,261
-----------------------------------------------------------------------------------

TOBACCO (0.5%)
British American Tobacco                            401,200              12,416,854
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Vodafone Group                                   13,142,350              37,387,922
-----------------------------------------------------------------------------------

UNITED STATES (0.5%)
METALS & MINING
Gerdau Ameristeel                                 1,051,200              12,879,568
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,696,533,591)                                               $2,373,287,199
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.6%)(c)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (0.4%)
Petroleo Brasileiro                                 524,700             $11,887,166
-----------------------------------------------------------------------------------

SOUTH KOREA (0.2%)
Samsung Electronics                                   8,800               4,143,391
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $16,039,808)                                                     $16,030,557
-----------------------------------------------------------------------------------

MONEY MARKET FUND (13.5%)(e,f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                336,175,374(g)         $336,175,374
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $336,175,374)                                                   $336,175,374
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,048,748,773)(h)                                            $2,725,493,130
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 11.3% of net assets. See Note 5 to the financial statements. 2.2% of net assets is the Fund's cash equivalent position.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Dow Jones EURO STOXX 50 Index, June 2007                                572

(g)  Affiliated Money Market Fund -- See Note 8 to the financial statements.

--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

(h) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $2,048,749,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $686,371,000
Unrealized depreciation                                             (9,627,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $676,744,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $1,712,573,399)       $2,389,317,756
   Affiliated money market fund (identified cost
   $336,175,374) (Note 8)                                          336,175,374
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $2,048,748,773)                                               2,725,493,130
Foreign currency holdings (identified cost $33,596,752)
   (Note 1)                                                         33,596,634
Capital shares receivable                                            1,330,406
Dividends and accrued interest receivable                           17,639,349
Receivable for investment securities sold                            8,517,116
Unrealized appreciation on foreign currency contracts held,
   at value (Note 6)                                                10,007,785
Margin deposits on futures contracts (Note 7)                        2,341,483
U.S. government securities held as collateral (Note 5)              44,126,218
------------------------------------------------------------------------------
Total assets                                                     2,843,052,121
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                       76,229
Capital shares payable                                                 617,191
Payable for investment securities purchased                         10,612,179
Payable upon return of securities loaned (Note 5)                  325,673,718
Unrealized depreciation on foreign currency contracts held,
   at value (Note 6)                                                 8,050,836
Accrued investment management services fee                             169,165
Accrued distribution fee                                                76,976
Accrued transfer agency fee                                             21,661
Accrued administrative services fee                                     15,061
Accrued plan administration services fee                                    44
Other accrued expenses                                                 225,976
------------------------------------------------------------------------------
Total liabilities                                                  345,539,036
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,497,513,085
==============================================================================

--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

APRIL 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    2,219,015
Additional paid-in capital                                       1,677,548,416
Excess of distributions over net investment income                  (3,913,164)
Accumulated net realized gain (loss)                               140,164,847
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Notes 6 and 7)                                      681,493,971
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,497,513,085
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                           $1,846,272,182
                                           Class B                           $  436,689,874
                                           Class C                           $   33,236,032
                                           Class I                           $  179,180,281
                                           Class R4                          $    2,134,716
Net asset value per share of outstanding
   capital stock:                          Class A shares     163,117,109    $        11.32
                                           Class B shares      39,898,203    $        10.95
                                           Class C shares       3,045,063    $        10.91
                                           Class I shares      15,653,886    $        11.45
                                           Class R4 shares        187,258    $        11.40
-------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                  $  313,041,325
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 28,690,826
Interest                                                           1,562,594
Income distributions from affiliated money market fund (Note
   8)                                                                783,830
Fee income from securities lending (Note 5)                          879,130
   Less foreign taxes withheld                                    (3,519,867)
----------------------------------------------------------------------------
Total income                                                      28,396,513
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 9,092,865
Distribution fee
   Class A                                                         2,104,067
   Class B                                                         2,036,294
   Class C                                                           145,268
Transfer agency fee
   Class A                                                         1,390,263
   Class B                                                           360,121
   Class C                                                            24,948
   Class R4                                                              704
Service fee -- Class R4                                                  210
Administrative services fees and expenses                            816,338
Plan administration services fee -- Class R4                           1,954
Compensation of board members                                         20,947
Custodian fees                                                       301,000
Printing and postage                                                 163,515
Registration fees                                                     52,931
Professional fees                                                     22,206
Other                                                                 34,926
----------------------------------------------------------------------------
Total expenses                                                    16,568,557
   Earnings and bank fee credits on cash balances (Note 2)           (37,483)
----------------------------------------------------------------------------
Total net expenses                                                16,531,074
----------------------------------------------------------------------------
Investment income (loss) -- net                                   11,865,439
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                142,521,481
   Foreign currency transactions                                  (4,533,972)
   Futures contracts                                               2,179,986
----------------------------------------------------------------------------
Net realized gain (loss) on investments                          140,167,495
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         141,241,713
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            281,409,208
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $293,274,647
============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       APRIL 30, 2007     OCT. 31, 2006
                                                      SIX MONTHS ENDED      YEAR ENDED
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   11,865,439     $   18,469,817
Net realized gain (loss) on investments                   140,167,495        190,692,944
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                      141,241,713        230,087,541
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             293,274,647        439,250,302
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (18,634,449)       (25,642,979)
      Class B                                              (1,779,300)        (5,775,331)
      Class C                                                (161,686)          (334,098)
      Class I                                              (1,406,420)        (1,879,380)
      Class R4                                                (24,642)           (25,903)
   Net realized gain
      Class A                                            (144,729,870)       (40,958,926)
      Class B                                             (36,738,154)       (12,925,508)
      Class C                                              (2,535,970)          (721,629)
      Class I                                              (8,312,057)        (2,591,521)
      Class R4                                               (170,066)           (38,557)
----------------------------------------------------------------------------------------
Total distributions                                      (214,492,614)       (90,893,832)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                225,856,550        441,735,499
   Class B shares                                          46,466,065         96,074,001
   Class C shares                                           6,509,358          7,663,696
   Class I shares                                          79,413,422         34,945,167
   Class R4 shares                                            303,130            806,576
Reinvestment of distributions at net asset value
   Class A shares                                         160,474,132         65,368,738
   Class B shares                                          37,967,856         18,412,392
   Class C shares                                           2,613,650          1,015,005
   Class I shares                                           9,716,835          4,470,046
   Class R4 shares                                            192,389             63,264
Payments for redemptions
   Class A shares                                        (141,011,604)      (223,103,076)
   Class B shares (Note 2)                                (41,720,083)      (110,121,037)
   Class C shares (Note 2)                                 (2,534,609)        (4,323,437)
   Class I shares                                          (3,825,202)       (28,080,328)
   Class R4 shares                                           (207,252)          (294,026)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           380,214,637        304,632,480
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   458,996,670        652,988,950
Net assets at beginning of period                       2,038,516,415      1,385,527,465
----------------------------------------------------------------------------------------
Net assets at end of period                            $2,497,513,085     $2,038,516,415
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                   $   (3,913,164)    $    6,227,894
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to April 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of issuers in countries that are part of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia and the Far East) Index and Canada.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  23

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations, primarily British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  25

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.90% to 0.775% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Multi-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $91,271 for the six months ended April 30, 2007.

The Investment Manager has a Subadvisory Agreement with AllianceBernstein L.P.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $12,634 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  27

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to Class Y shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $2,251,689 for Class A, $104,029 for Class B and $2,545 for Class C for the six months ended April 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated by the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.42% for Class A, 2.19% for Class B, 2.19% for Class C, 1.07% for Class I and 1.25% for Class R4 of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $37,483 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $465,647,510 and $316,547,141, respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED APRIL 30, 2007
                            CLASS A      CLASS B     CLASS C     CLASS I    CLASS R4*
-------------------------------------------------------------------------------------
Sold                       20,719,203    4,396,215    618,774   7,076,644     27,645
Issued for reinvested
 distributions             15,196,416    3,707,820    255,989     911,523     18,099
Redeemed                  (12,942,307)  (3,961,231)  (240,718)   (354,749)   (19,078)
-------------------------------------------------------------------------------------
Net increase (decrease)    22,973,312    4,142,804    634,045   7,633,418     26,666
-------------------------------------------------------------------------------------

                                          YEAR ENDED OCT. 31, 2006
                          CLASS A       CLASS B     CLASS C     CLASS I     CLASS R4*
-------------------------------------------------------------------------------------
Sold                     44,318,751     9,936,092    786,619    3,481,930     81,149
Issued for reinvested
 distributions            7,089,910     2,050,378    113,282      480,650      6,817
Redeemed                (22,310,997)  (11,517,827)  (443,781)  (2,669,275)   (28,477)
-------------------------------------------------------------------------------------
Net increase
 (decrease)              29,097,664       468,643    456,120    1,293,305     59,489
-------------------------------------------------------------------------------------

*    Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  29

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2007, securities valued at $313,041,325 were on loan to brokers. For collateral, the Fund received $281,547,500 in cash and U.S. government securities value at $44,126,218. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $879,130 for the six months ended April 30, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

6. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                           CURRENCY TO BE       CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                DELIVERED          BE RECEIVED   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
June 15, 2007                      16,500,000    21,759,045   $        --     $  796,747
                       European Monetary Unit   U.S. Dollar
June 15, 2007                     103,056,000   135,658,796            --      5,220,584
                       European Monetary Unit   U.S. Dollar
June 15, 2007                      47,433,000    63,225,817            --      1,615,935
                       European Monetary Unit   U.S. Dollar
June 15, 2007                       9,129,000    12,279,509            --        199,996
                       European Monetary Unit   U.S. Dollar
June 15, 2007                      15,281,000    20,837,936            --         51,462
                       European Monetary Unit   U.S. Dollar
June 15, 2007                   4,151,331,000    35,213,896       267,257             --
                                 Japanese Yen   U.S. Dollar
June 15, 2007                  35,152,036,000   305,656,589     9,740,528             --
                                 Japanese Yen   U.S. Dollar
June 15, 2007                      22,953,000    18,910,814            --        166,112
                                  Swiss Franc   U.S. Dollar
-----------------------------------------------------------------------------------------
Total                                                         $10,007,785     $8,050,836
-----------------------------------------------------------------------------------------

7. STOCK INDEX FUTURES CONTRACTS

At April 30, 2007, $2,341,483 was held in a margin deposit account as collateral to cover initial margin deposits on 572 open purchase contracts denominated in European monetary units. The notional market value of the open purchase contracts at April 30, 2007 was $33,881,253 with a net unrealized gain of $2,568,586. See "Summary of significant accounting policies" and "Notes to investments in securities."

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  31

9. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  33

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period     $11.00          $9.00          $7.68          $6.28          $4.75
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08            .11            .08            .01            .04
Net gains (losses) (both realized and
 unrealized)                               1.38           2.47           1.53           1.39           1.49
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.46           2.58           1.61           1.40           1.53
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.13)          (.22)            --             --             --
Distributions from realized gains         (1.01)          (.36)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.14)          (.58)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.32         $11.00          $9.00          $7.68          $6.28
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,846         $1,542           $999           $626           $363
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.36%(d)       1.47%(e)       1.48%          1.52%          1.65%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.18%(d)       1.20%          1.18%           .65%           .87%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          15%            31%            22%            23%            18%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          14.05%(g)      29.93%         21.53%         22.29%         32.21%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.55% and 1.68% for the years ended Oct. 31, 2006 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  35

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period     $10.63          $8.72          $7.51          $6.18          $4.71
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01            .05            .04             --             --
Net gains (losses) (both realized and
 unrealized)                               1.37           2.38           1.46           1.33           1.47
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.38           2.43           1.50           1.33           1.47
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.16)            --             --             --
Distributions from realized gains         (1.01)          (.36)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.06)          (.52)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.95         $10.63          $8.72          $7.51          $6.18
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $437           $380           $308           $219           $153
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.12%(d)       2.24%(e)       2.25%          2.28%          2.42%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .40%(d)        .45%           .42%          (.10%)          .12%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          15%            31%            22%            23%            18%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          13.69%(g)      28.93%         20.52%         21.52%         31.21%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.32% and 2.46% for the years ended Oct. 31, 2006 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period     $10.62          $8.71          $7.50          $6.18          $4.71
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02            .06            .05             --             --
Net gains (losses) (both realized and
 unrealized)                               1.35           2.37           1.45           1.32           1.47
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.37           2.43           1.50           1.32           1.47
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.16)            --             --             --
Distributions from realized gains         (1.01)          (.36)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.08)          (.52)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.91         $10.62          $8.71          $7.50          $6.18
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $33            $26            $17            $12             $8
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.12%(d)       2.24%(e)       2.25%          2.28%          2.42%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .50%(d)        .44%           .40%          (.11%)          .13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          15%            31%            22%            23%            18%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          13.55%(g)      29.05%         20.55%         21.36%         31.21%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.32% and 2.47% for the years ended Oct. 31, 2006 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  37

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,           2007(I)            2006           2005        2004(B)
Net asset value, beginning of period     $11.13          $9.09          $7.73          $7.16
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11            .14            .09            .10
Net gains (losses) (both realized and
 unrealized)                               1.39           2.52           1.56            .47
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.50           2.66           1.65            .57
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.17)          (.26)            --             --
Distributions from realized gains         (1.01)          (.36)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.18)          (.62)          (.29)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.45         $11.13          $9.09          $7.73
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $179            $89            $61            $22
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .95%(e)       1.04%(f)       1.03%          1.08%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.97%(e)       1.54%          1.79%           .90%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          15%            31%            22%            23%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          14.30%(h)      30.56%         21.93%          7.96%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class I would have been 1.12% for the year ended Oct. 31, 2006.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period     $11.08          $9.06          $7.72          $6.30          $4.76
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .09            .12            .09            .02            .05
Net gains (losses) (both realized and
 unrealized)                               1.39           2.50           1.54           1.40           1.49
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.48           2.62           1.63           1.42           1.54
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.15)          (.24)            --             --             --
Distributions from realized gains         (1.01)          (.36)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.16)          (.60)          (.29)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.40         $11.08          $9.06          $7.72          $6.30
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $2             $1            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.23%(d)       1.30%(e)       1.31%          1.35%          1.47%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.28%(d)       1.44%          1.29%           .85%           .88%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          15%            31%            22%            23%            18%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          14.11%(g)      30.17%         21.69%         22.54%         32.35%
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.38% and 1.50% for the years ended Oct. 31, 2006 and 2003, respectively.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement between RiverSource and the subadviser (the "Subadviser") (the "Subadvisory Agreement"), the Subadviser performs portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadviser: The Board analyzed various reports and presentations they had received detailing the services performed by RiverSource and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and the overall "subadvised" strategy. They noted, in particular, management's ongoing oversight and monitoring of the Subadviser's investment process and performance.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  41

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, they referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

       RIVERSOURCE INTERNATIONAL SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  43

RIVERSOURCE(R) INTERNATIONAL SELECT VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


RIVERSOURCE.COM/FUNDS

(RIVERSOURCE INVESTMENTS LOGO)

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                                 S-6253 G (6/07)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
INTERNATIONAL SMALL CAP FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2007


RIVERSOURCE INTERNATIONAL SMALL
CAP FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH
OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Investments in Securities...........     12

Financial Statements................     24

Notes to Financial Statements.......     27

Approval of Investment Management
   Services Agreement...............     44

Proxy Voting........................     47

      (DALBAR LOGO)

The RiverSource mutual
fund shareholder reports
have been awarded the
Communications Seal from
Dalbar Inc., an
independent financial
services research firm.
The Seal recognizes
communications
demonstrating a level of
excellence in the
industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT APRIL 30, 2007

FUND OBJECTIVE

RiverSource International Small Cap Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

COUNTRY BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

                                                     UNITED                                              CASH & CASH
JAPAN                              GERMANY           KINGDOM         NETHERLANDS        AUSTRALIA        EQUIVALENTS
-----                              -------           -------         -----------        ---------        -----------
19.1                                12.30             9.80              5.60              4.90              4.50


JAPAN                             OTHER(1)
-----                             --------
19.1                                43.80

(1) Includes Sweden 3.5%, Canada 3.3%, Denmark 3.3%, Finland 2.9%, China 2.8%, Italy 2.6%, Switzerland 2.6%, France 2.5%, Ireland 2.4%, South Korea 2.2%, Norway 2.1%, Hong Kong 1.7%, Greece 1.4%, Singapore 1.4%, Taiwan 1.2%, Spain 1.1%, Turkey 1.1%, South Africa 0.8%, Austria 0.6%, Brazil 0.6%, Malaysia 0.6%, Mexico 0.6%, Israel 0.5%, Philippine Islands 0.4%, Thailand 0.4%, Belgium 0.3%, United States 0.3%, New Zealand 0.2%, Poland 0.2%, Indonesia 0.1% and Russia 0.1%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Aalberts Inds (Netherlands)           1.5%
Hugo Boss (Germany)                   1.1%
Pfleiderer (Germany)                  1.0%
ElringKlinger (Germany)               1.0%
Fuchs Petrolub (Germany)              1.0%
FLSmidth & Co (Denmark)               0.9%
Fielmann (Germany)                    0.9%
Draka Holding (Netherlands)           0.9%
Hellenic Exchanges Holding (Greece)   0.9%
Ramirent (Finland)                    0.8%

For further detail about these holdings please refer to the section entitled "Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT APRIL 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)

(STYLE MATRIX GRAPHIC)
VALUE     BLEND    GROWTH
                         LARGE
                         MEDIUM
            X            SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

AIG GLOBAL INVESTMENT CORP.

                             YEARS IN INDUSTRY
Hans Danielsson                     30
Noriko Umino                        20
Ming Hsu                            15
Chantal Brennan                     13

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

                             YEARS IN INDUSTRY
Charles Lovejoy, CFA                27
Christopher Floyd, CFA               8

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AISCX          10/03/02
Class B                     APNBX          10/03/02
Class C                     RISLX          10/03/02
Class I                        --          03/04/04
Class R4(1)                    --          10/03/02

(1)  Effective Dec. 11, 2006, Class Y was renamed
     Class R4.

Total net assets                        $118.9 million
Number of holdings                              370

--------------------------------------------------------------------------------

 4 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended April 30, 2007

                                  (BAR CHART)

RiverSource International Small Cap Fund Class A
  (excluding sales change)                             +23.03

S&P/Citigroup Global Equity Index ex-U.S. Less
  Than $2B Index(1) (unmanaged)                        +22.09

Lipper International Small-Cap Funds Index(2)          +20.73

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The S&P/Citigroup Global Equity Index ex-U.S. Less Than $2 billion Index, an unmanaged market capitalization weighted benchmark, measures the small stock component of the Salomon Smith Barney Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a two billion dollar market cap of the available market capital in each country form the universe. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Small-Cap Funds Index includes the 10 largest international small-cap funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.83%                        1.73%
Class B                                           2.60%                        2.50%
Class C                                           2.61%                        2.50%
Class I                                           1.34%                        1.34%
Class R4(b)                                       1.62%                        1.56%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses, before giving effect to any performance incentive adjustment (that decreased the management fee by 0.11%) will not exceed 1.84% for Class A, 2.61% for Class B, 2.61% for Class C, 1.49% for Class I and 1.67% for Class R4.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT APRIL 30, 2007
                                                                            SINCE
WITHOUT SALES CHARGE                   6 MONTHS*    1 YEAR     3 YEARS    INCEPTION
 Class A (inception 10/3/02)            +23.03%     +19.33%    +21.00%     +27.07%
 Class B (inception 10/3/02)            +22.43%     +18.40%    +20.07%     +26.08%
 Class C (inception 10/3/02)            +22.51%     +18.48%    +20.08%     +26.11%
 Class I (inception 3/4/04)             +23.18%     +19.89%    +21.54%     +19.83%
 Class R4** (inception 10/3/02)         +23.10%     +19.67%    +21.21%     +27.31%

WITH SALES CHARGE
 Class A (inception 10/3/02)            +15.96%     +12.47%    +18.63%     +25.44%
 Class B (inception 10/3/02)            +17.50%     +13.63%    +19.14%     +25.89%
 Class C (inception 10/3/02)            +21.53%     +17.53%    +20.08%     +26.11%

AT MARCH 31, 2007
                                                                            SINCE
WITHOUT SALES CHARGE                   6 MONTHS*    1 YEAR     3 YEARS    INCEPTION
 Class A (inception 10/3/02)            +22.96%     +17.55%    +18.33%     +26.28%
 Class B (inception 10/3/02)            +22.48%     +16.70%    +17.40%     +25.31%
 Class C (inception 10/3/02)            +22.56%     +16.66%    +17.41%     +25.33%
 Class I (inception 3/4/04)             +23.23%     +18.13%    +18.88%     +18.58%
 Class R4** (inception 10/3/02)         +23.03%     +17.77%    +18.50%     +26.50%

WITH SALES CHARGE
 Class A (inception 10/3/02)            +15.89%     +10.80%    +16.02%     +24.63%
 Class B (inception 10/3/02)            +17.55%     +12.01%    +16.43%     +25.10%
 Class C (inception 10/3/02)            +21.58%     +15.72%    +17.41%     +25.33%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  * Not annualized.
 ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource International Small Cap Fund increased 23.03% (Class A shares, excluding sales charge) for the six months ended April 30, 2007. The Fund outperformed its benchmark, the S&P/CitiGroup Global Equity Index ex-U.S. Less Than $2 Billion Index (S&P/Citigroup Index), which increased 22.09% for the semiannual period. The Fund also outperformed its peer group, as represented by the Lipper International Small-Cap Funds Index, which increased 20.73% during the same time frame. RiverSource International Small Cap Fund is managed by two independent money management firms that each invest a portion of Fund assets in a blend of growth and value stocks of small-capitalization international companies. As of April 30, 2007, AIG Global Investment Corp. (AIGGIC) and Batterymarch Financial Management, Inc. (Batterymarch) each managed approximately 50% of the Fund's assets. Below, each subadvisor discusses results and positioning for its portion of the Fund for the semiannual period.

Q: What factors most affected performance for your portion of the Fund for the semiannual period?

   AIGGIC: During this period, all of the key outperforming and underperforming stocks came from the European region. The most notable performers included Ramirent, the Finnish equipment rental company, which rose on news of new orders and analyst earnings upgrades; JM, the Swedish residential house-builder, which rose due to continuing strong momentum in each of its core markets; and BAUER, the German construction-related company, which also rose on momentum and aggressive upgrades of analyst forecasts.

   In Asia, despite volatile markets, a large position in industrials had a positive impact on performance. In addition, the portfolio benefited from its country positioning in Asia. Relative to the S&P/Citigroup Index, the portfolio was overweight in Australia, Indonesia, Malaysia, Philippines and Singapore while being underweight in Hong Kong, China, South Korea, Taiwan, and Thailand.

   Although stock selection was broadly neutral in Japan, the portfolio's sector allocation and growth style bias adversely affected regional performance. Japan's overall fundamental strength remains unchanged, particularly for capital spending and consumption, which support an earnings growth rate of 8% to 10% for 2007. However, market expectations have been revised downward. It is important to note many small-cap companies set earnings targets at the beginning of the fiscal year, especially in April/May, and we are concerned that company earnings in Japan may be revised downward again during the second half of 2007.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   BATTERYMARCH: Our portion of the portfolio benefited from strong stock selection in a positive environment for equities, particularly across the smaller regions of Australia, New Zealand & Canada, Asia excluding Japan and the emerging markets. In the major regions, stock selection in continental Europe added value, particularly in the industrials and energy sectors. Selection in Japan was mixed as positive selection in the industrials and information technology sectors was offset by weak selection in financials, excluding banks. In the U.K., stock selection detracted, chiefly within the materials sector.

   The portfolio's regional and sector allocations were generally advantageous. The portfolio had an overweight position in continental Europe, which advanced strongly, and an underweight in Japan, which was by far the weakest global market within the S&P/Citigroup Index. In terms of sectors, overweights in European industrials and materials and an underweight in Japan's banks added value. However, emerging markets rose sharply and the portfolio's underweight detracted, as did a small cash holding in a rising market.

   IN THE MAJOR REGIONS, STOCK SELECTION IN CONTINENTAL EUROPE ADDED VALUE, PARTICULARLY IN THE INDUSTRIALS AND ENERGY SECTORS. -- BATTERYMARCH


Q: What changes did you make to your portion of the Fund?

   AIGGIC: We sold the portfolio's position in Kaufman and Broad, the French residential house-builder and exited DSV, the Danish transport and logistics company. This stock has provided considerable profits, but we believed that further performance might be hindered in the mid term by the acquisition of a major competitor. We used proceeds from these sales to invest in SR Teleperformance, the French-listed provider of call center services. This industry is highly fragmented and we believe the company has the balance sheet strength and experience to profitably consolidate this industry. We also added U.K. nightclub business Luminar, German lubricant company Fuchs Petrolub, and Finnish services company Lassila & Tikanoja, all of which offer attractive growth prospects at a reasonable valuation.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   WE REMAIN CONFIDENT ABOUT THE OUTLOOK FOR SMALLER COMPANIES ON VALUATION GROUNDS, PARTICULARLY GIVEN THE STRENGTH OF MANY COMPANY BALANCE SHEETS AND THE AVAILABILITY OF PRIVATE EQUITY FUNDING. -- AIGGIC

   BATTERYMARCH: Our investment process focuses first on stock selection and second on the relative weighting of regions and sectors. We manage the portfolio's regional and sector balance through the combination of portfolio construction rules and sector ranks. As a result, our portion of the Fund was broadly diversified across regions and sectors.

   During the six-month period, we continued to narrow the portfolio's underweight in emerging markets relative to the S&P/Citigroup Index, while paring back the overweight in continental Europe. At the sector level, the largest additions were to industrials and energy, which we funded by reducing allocations to the materials, financials excluding banks and information technology sectors.

   How do you intend to manage your portion of the Fund in the coming months?

   AIGGIC: We remain confident about the outlook for smaller companies on valuation grounds, particularly given the strength of many company balance sheets and the availability of private equity funding. Both of these are likely to fuel further merger and acquisition activity among small-cap companies as the year progresses.

   BATTERYMARCH: On a regional basis, the portfolio is most overweight relative to the S&P/Citigroup Index in continental Europe and the U.K. and most underweight in emerging markets. From a sector perspective, industrials and energy are the most overweight, while information technology and consumer staples are the most underweight.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

           RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            NOV. 1, 2006    APRIL 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,230.30         $ 9.57           1.73%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,016.22         $ 8.65           1.73%
 Class B
   Actual(b)                   $1,000         $1,224.30         $13.73           2.49%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,012.45         $12.42           2.49%
 Class C
   Actual(b)                   $1,000         $1,225.10         $13.74           2.49%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,012.45         $12.42           2.49%
 Class I
   Actual(b)                   $1,000         $1,231.80         $ 7.64           1.38%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.95         $ 6.90           1.38%
 Class R4
   Actual(b)                   $1,000         $1,231.00         $8.63(c)         1.56%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.06         $7.80(c)         1.56%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2007: +23.03% for Class A, +22.43% for Class B, +22.51% for Class C, +23.18% for Class I and +23.10% for Class R4.
(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.67% for Class R4. Any amounts waived will not be reimbursed by the Fund. If these changes had been in place for the entire six-month period ended April 30, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as those expenses presented in the table above.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (93.3%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (4.9%)
CAPITAL MARKETS (0.3%)
APN/UKA European Retail Trust                       279,700                $297,140
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Candle Australia                                     37,990                 106,321
Downer EDI                                           27,200                 168,386
PMP                                                 231,000(b)              354,973
Transpacific Inds Group                              37,150                 379,485
                                                                    ---------------
Total                                                                     1,009,165
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
United Group                                         14,850                 192,499
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Housewares Intl                                      56,400                 151,822
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Challenger Financial Services Group                  31,950                 139,727
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.4%)
Healthscope                                          45,800                 214,086
Ramsay Health Care                                   23,800                 227,908
                                                                    ---------------
Total                                                                       441,994
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
Austal                                               64,400                 203,834
Bradken                                              48,934                 386,138
                                                                    ---------------
Total                                                                       589,972
-----------------------------------------------------------------------------------

MEDIA (0.1%)
West Australian Newspapers Holdings                   8,223                 113,594
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Independence Group                                   61,500                 375,091
Jubilee Mines                                        16,750                 234,997
Kagara Zinc                                          27,900                 143,518
Sally Malay Mining                                  116,300(b)              514,903
                                                                    ---------------
Total                                                                     1,268,509
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (CONT.)

MULTILINE RETAIL (0.3%)
David Jones                                          89,600                $367,775
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.4%)
AED Oil                                              48,238(b)              190,762
Australian Worldwide Exploration                    108,200(b)              271,268
                                                                    ---------------
Total                                                                       462,030
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
ING Industrial Fund                                 113,100                 228,404
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
FKP Property Group                                   64,500                 368,590
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.2%)
Just Group                                           59,755                 210,158
-----------------------------------------------------------------------------------

AUSTRIA (0.6%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Austria Technologie & Systemtechnik                   3,572                  95,849
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
Andritz                                               2,303                 591,495
-----------------------------------------------------------------------------------

BELGIUM (0.3%)
COMMUNICATIONS EQUIPMENT (0.1%)
Option                                                7,300(b)              130,029
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Mobistar                                              2,100                 181,644
-----------------------------------------------------------------------------------

BRAZIL (0.6%)
PERSONAL PRODUCTS (0.2%)
Natura Cosmeticos                                    20,000                 238,945
-----------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Localiza Rent A Car                                  33,000                 339,946
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (CONT.)

WATER UTILITIES (0.1%)
Companhia de Saneamento Basico do Estado de
 Sao Paulo                                            4,700                $162,385
-----------------------------------------------------------------------------------

CANADA (3.3%)
AEROSPACE & DEFENSE (0.6%)
CAE                                                  64,090                 744,253
-----------------------------------------------------------------------------------

AIRLINES (0.4%)
Transat AT Cl B                                       8,900                 302,681
WestJet Airlines                                     12,600(b)              187,297
                                                                    ---------------
Total                                                                       489,978
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Canadian Western Bank                                 8,700                 187,246
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Ensign Energy Services                                8,400                 141,514
Trinidad Energy Services
 Income Trust Unit                                    9,200                 132,198
                                                                    ---------------
Total                                                                       273,712
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Aeroplan Income Fund Unit                             8,800                 154,595
Quebecor Cl B                                         5,900                 212,559
                                                                    ---------------
Total                                                                       367,154
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Constellation Copper                                 54,701(b)               62,586
LionOre Mining Intl                                  17,300(b)              291,605
Lundin Mining                                        23,676(b)              290,298
Major Drilling Group Intl                             7,500(b)              236,149
Northgate Minerals                                   34,500(b)              126,500
                                                                    ---------------
Total                                                                     1,007,138
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.7%)
Baytex Energy Trust Units                             7,100                 134,324
Oilexco                                              33,600(b)              264,259
Pacific Stratus Energy                               25,700(b)              284,785
Rally Energy                                         33,700(b)              198,253
                                                                    ---------------
Total                                                                       881,621
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CHINA (2.9%)
CONSTRUCTION MATERIALS (0.2%)
CSG Holding Series B                                208,300                $262,299
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
BYD Series H                                         55,500(b)              342,892
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
China Milk Products Group                            44,000(b)               30,946
Synear Food Holdings                                 94,000(b)              116,940
                                                                    ---------------
Total                                                                       147,886
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Shanghai Jin Jiang Intl Hotels Group Series H       428,000(b)              232,543
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Huadian Power Intl Series H                         430,000                 185,889
-----------------------------------------------------------------------------------

IT SERVICES (0.1%)
TravelSky Technology Series H                        53,000                  90,131
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
China Infrastructure Machinery Holdings              88,000                 167,232
First Tractor Series H                              160,000(b)               77,394
Shanghai Prime Machinery Series H                   162,000(b)               67,593
Shanghai Zhenhua Port Machinery Series B            157,000                 265,021
                                                                    ---------------
Total                                                                       577,240
-----------------------------------------------------------------------------------

MARINE (0.2%)
China Shipping Development Series H                 118,000                 221,927
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHINA (CONT.)

METALS & MINING (0.7%)
Angang New Steel Series H                           184,000                $352,028
China Molybdenum Series H                            10,000(b)               15,955
China Rare Earth Holdings                           588,000                 135,879
Chongqing Iron & Steel Series H                     352,000                 128,292
FerroChina                                           93,000                 118,382
                                                                    ---------------
Total                                                                       750,536
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Guangzhou R&F Properties Series H                    74,400                 178,199
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
China Hongxing Sports                                80,000                 187,875
Hongguo Intl Holdings                               266,000(b)              214,446
                                                                    ---------------
Total                                                                       402,321
-----------------------------------------------------------------------------------

DENMARK (3.3%)
BEVERAGES (0.7%)
Royal Unibrew                                         6,441(b)              873,552
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
Bavarian Nordic                                       4,050(b)              409,329
Genmab                                                6,602(b)              461,360
                                                                    ---------------
Total                                                                       870,689
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
FLSmidth & Co                                        14,959               1,128,253
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Bang & Olufsen Series B                               6,199                 803,634
-----------------------------------------------------------------------------------

MACHINERY (0.2%)
NKT Holding                                           2,850                 250,262
-----------------------------------------------------------------------------------

FINLAND (2.9%)
AUTO COMPONENTS (0.8%)
Nokian Renkaat                                       31,346(b)              962,390
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Lassila & Tikanoja                                   19,380                 694,337
-----------------------------------------------------------------------------------

MACHINERY (0.7%)
KCI Konecranes                                       23,431                 842,036
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FINLAND (CONT.)

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Ramirent                                             39,283                $967,869
-----------------------------------------------------------------------------------

FRANCE (2.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Neuf Cegetel                                          6,800(b)              276,397
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Ingenico                                             15,519(b)              409,640
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Kaufman & Broad                                       2,700                 205,474
Nexity                                                3,000                 259,843
                                                                    ---------------
Total                                                                       465,317
-----------------------------------------------------------------------------------

MEDIA (0.6%)
SR Teleperformance                                   13,654                 611,259
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Sechilienne-Sidec                                     7,780                 485,610
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.5%)
Neopost                                               4,028                 583,700
-----------------------------------------------------------------------------------

SOFTWARE (0.1%)
Ubisoft Entertainment                                 3,300(b)              163,681
-----------------------------------------------------------------------------------

GERMANY (9.9%)
AEROSPACE & DEFENSE (0.3%)
Thielert                                             11,850(b)              369,112
-----------------------------------------------------------------------------------

AIRLINES (0.3%)
Deutsche Lufthansa                                   10,850                 323,689
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.4%)
ElringKlinger                                        14,307               1,210,483
LEONI                                                 7,600                 341,285
                                                                    ---------------
Total                                                                     1,551,768
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Pfleiderer                                           37,122               1,216,266
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Lanxess                                               4,900(b)              268,841
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Francotyp-Postalia Holding Series A                   4,169(b)              113,772
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

COMMUNICATIONS EQUIPMENT (0.2%)
Drillisch                                            18,600                $202,044
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Wincor Nixdorf                                        8,429                 818,334
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
BAUER                                                10,543(b)              823,650
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
EPCOS                                                12,100                 257,529
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Celesio                                               8,600                 616,125
Fresenius Medical Care & Co                           1,750                 262,148
                                                                    ---------------
Total                                                                       878,273
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Rational                                              2,005                 403,804
-----------------------------------------------------------------------------------

INSURANCE (0.2%)
AMB Generali Holding                                  1,756                 277,857
-----------------------------------------------------------------------------------

MACHINERY (0.4%)
Demag Cranes                                          6,707                 437,404
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.8%)
Symrise                                              31,144(b)              908,990
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
STADA Arzneimittel                                    4,400                 290,067
-----------------------------------------------------------------------------------

SOFTWARE (0.5%)
Software                                              7,399                 650,941
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Fielmann                                             16,661               1,085,002
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Kloeckner & Co                                       14,551(b)              959,143
-----------------------------------------------------------------------------------

GREECE (1.4%)
DIVERSIFIED FINANCIAL SERVICES (0.9%)
Hellenic Exchanges Holding                           43,648               1,033,650
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.1%)
Nirefs Aquaculture                                   15,340                  95,671
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
GREECE (CONT.)

METALS & MINING (0.4%)
Mytilineos Holdings                                  10,540                $520,990
-----------------------------------------------------------------------------------

HONG KONG (1.7%)
AUTO COMPONENTS (0.1%)
Xinyi Glass Holding                                 254,000                 167,229
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Dah Sing Banking Group                               86,000                 193,285
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Vtech Holdings                                       16,000                 120,483
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
TPV Technology                                      140,000                  93,961
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
China Natl Building Material Series H               230,000                 245,099
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Chaoda Modern Agriculture                           166,000                 137,122
Xiwang Sugar Holdings                               366,000                 177,186
                                                                    ---------------
Total                                                                       314,308
-----------------------------------------------------------------------------------

MARINE (0.2%)
Pacific Basin Shipping                              210,000                 209,608
-----------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Far East Pharmaceutical Technology                1,181,200(b,d,e)               --
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
China Overseas Land & Investment                    204,625                 248,195
Far East Consortium Intl                            475,000                 190,882
                                                                    ---------------
Total                                                                       439,077
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
EganaGoldfeil Holdings                              266,000                 192,477
Glorious Sun Enterprises                            110,000                  55,233
                                                                    ---------------
Total                                                                       247,710
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDONESIA (0.1%)
COMMERCIAL BANKS
Bank Danamon                                        220,000                $155,061
-----------------------------------------------------------------------------------

IRELAND (2.4%)
BUILDING PRODUCTS (0.8%)
Kingspan Group                                       31,869                 892,593
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Smurfit Kappa Group                                   5,700(b)              156,331
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.7%)
IAWS Group                                           32,020                 795,378
-----------------------------------------------------------------------------------

SOFTWARE (0.2%)
Norkom Group                                         89,670(b)              244,117
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Grafton Group Unit                                   49,984(b)              741,507
-----------------------------------------------------------------------------------

ISRAEL (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Bezeq Israel Telecommunication                      235,000                 375,965
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Orbotech                                              8,710(b)              199,720
-----------------------------------------------------------------------------------

ITALY (2.6%)
AUTO COMPONENTS (0.4%)
Brembo                                               31,100                 478,558
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Banca Piccolo Credito Valtellinese                   16,702                 294,013
Banco Popolare di Verona e Novara                    11,800                 393,916
                                                                    ---------------
Total                                                                       687,929
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Digital Multimedia Technologies                       5,390(b)              533,273
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Trevi Finanziaria                                    19,200                 318,521
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
ASM                                                  93,035                 624,605
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Tod's                                                 4,650                 436,564
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

JAPAN (19.0%)
AIR FREIGHT & LOGISTICS (0.3%)
Kintetsu World Express                                8,400                $302,982
-----------------------------------------------------------------------------------

AUTO COMPONENTS (2.3%)
Eagle Industry                                       44,000                 491,085
Exedy                                                17,400                 464,249
FCC                                                  14,900                 299,576
KOITO MFG                                            13,000                 151,948
Musashi Seimitsu Industry                             9,500                 247,687
Nissin Kogyo                                         16,700                 443,307
Sanden                                               40,000                 174,009
TBK                                                  38,000                 146,928
Teikoku Piston Ring                                  13,200                  99,965
Yokohama Rubber                                      60,000                 371,331
                                                                    ---------------
Total                                                                     2,890,085
-----------------------------------------------------------------------------------

BEVERAGES (0.4%)
Asahi Soft Drinks                                    13,000                 190,516
Coca-Cola West Japan                                  9,100                 198,453
Oenon Holdings                                       26,000                  74,460
                                                                    ---------------
Total                                                                       463,429
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Nichias                                              71,000                 623,810
Nitto Boseki                                        111,000                 421,084
                                                                    ---------------
Total                                                                     1,044,894
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Okasan Holdings                                      24,000                 159,490
-----------------------------------------------------------------------------------

CHEMICALS (1.2%)
Chugoku Marine Paints                                35,000                 327,066
Fujimi                                                6,300                 179,501
Lintec                                                9,200                 191,150
Nifco                                                14,400                 340,288
Nippon Synthetic Chemical Industry                   70,000                 299,298
Taiyo Ink Mfg                                         4,700                 124,840
                                                                    ---------------
Total                                                                     1,462,143
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
Kagoshima Bank                                       13,000                  96,237
Yamaguchi Financial Group                             7,000                  87,850
                                                                    ---------------
Total                                                                       184,087
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

COMMERCIAL SERVICES & SUPPLIES (1.0%)
en-japan                                                 31                $139,773
Intelligence                                             42                 108,820
Moshi Moshi Hotline                                   6,400                 277,241
Nissha Printing                                       2,300                  70,197
Park24                                               14,700                 183,103
SATO                                                  5,600                 109,201
Secom Techno Service                                  3,000                 121,682
Sohgo Security Services                              12,100                 233,491
                                                                    ---------------
Total                                                                     1,243,508
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Kyowa Exeo                                           21,000                 218,901
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
La Parler                                                51                  75,708
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Mitsubishi UFJ Lease & Finance                        3,640                 155,654
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Okinawa Electric Power                                1,870                 118,367
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
Hitachi Cable                                        78,000                 455,758
Toyo Tanso                                            2,200                 233,486
                                                                    ---------------
Total                                                                       689,244
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
IRISO Electronics                                     3,100                  85,371
Japan Aviation Electronics Industry                  14,000                 171,110
Kaga Electronics                                      4,700                  86,342
MACNICA                                               6,900                 187,750
Nihon Dempa Kogyo                                     2,600                 127,448
Star Micronics                                       13,100                 316,746
Taiyo Yuden                                          12,000                 263,693
Yaskawa Electric                                     33,000                 377,110
                                                                    ---------------
Total                                                                     1,615,570
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Modec                                                 8,400                 266,084
Shinko Plantech                                      47,000                 467,828
                                                                    ---------------
Total                                                                       733,912
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

FOOD PRODUCTS (0.4%)
Morinaga & Co                                           600                  $1,357
Morinaga Milk Industry                               33,000                 151,129
Nichirei                                             44,000                 263,041
Unicharm PetCare                                      2,100                  68,319
                                                                    ---------------
Total                                                                       483,846
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
MANI                                                  1,600                  94,161
Miraca Holdings                                       5,100                 103,071
NIPRO                                                11,000                 211,936
Sysmex                                                6,400                 245,196
                                                                    ---------------
Total                                                                       654,364
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Toho Pharmaceutical                                  18,600                 312,149
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
H.I.S                                                10,300                 318,565
Kyoritsu Maintenance                                  8,480                 185,631
Resorttrust                                          14,100                 306,977
St. Marc Holdings                                     2,400                 129,809
                                                                    ---------------
Total                                                                       940,982
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
DeNA                                                     63                 214,080
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
Kakaku.com                                               54                 157,156
-----------------------------------------------------------------------------------

IT SERVICES (0.6%)
Digital Garage                                           68(b)               92,319
Hitachi Systems & Services                            6,700                 142,422
Obic                                                  1,210                 224,567
Otsuka                                                2,500                 241,104
                                                                    ---------------
Total                                                                       700,412
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Daikoku Denki                                         3,800                  63,582
Tamron                                               13,300                 303,816
                                                                    ---------------
Total                                                                       367,398
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
EPS                                                      30                  93,215
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

MACHINERY (1.4%)
Amano                                                 8,000                $104,846
Harmonic Drive Systems                                   19                 103,687
Japan Steel Works                                    21,000                 247,588
Nabtesco                                             22,000                 298,502
Oiles                                                10,500                 225,466
Sasebo Heavy Inds                                    31,000                 143,942
Takeuchi Mfg                                          6,000                 245,354
Toshiba Machine                                      13,000                 126,631
Union Tool                                            4,200                 155,474
                                                                    ---------------
Total                                                                     1,651,490
-----------------------------------------------------------------------------------

MEDIA (0.1%)
Daiichikosho                                         16,000                 163,634
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Dowa Holdings                                        39,000                 366,011
Furukawa-Sky Aluminum                                62,000                 299,928
Pacific Metals                                       12,000                 191,046
                                                                    ---------------
Total                                                                       856,985
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Don Quijote                                          16,500                 297,764
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.4%)
Hisamitsu Pharmaceutical                              6,500                 193,984
Nippon Chemiphar                                      8,000(b)               44,601
Rohto Pharmaceutical                                 11,000                 121,961
Tsumura & Co                                          7,300                 163,111
                                                                    ---------------
Total                                                                       523,657
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
ARDEPRO                                                 438                 146,450
Kenedix                                                 109                 477,463
Tosei                                                   359                 336,236
                                                                    ---------------
Total                                                                       960,149
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Sankyu                                               31,000                 164,077
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Disco                                                 2,900                $180,167
Japan Electronic Materials                            8,400                 182,384
Micronics Japan                                       8,000                 276,648
Mimasu Semiconductor Industry                        21,300                 451,466
Miraial                                               1,000                 104,223
ULVAC                                                 4,500                 146,647
                                                                    ---------------
Total                                                                     1,341,535
-----------------------------------------------------------------------------------

SOFTWARE (0.1%)
Works Applications                                      169(b)              120,569
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Culture Convenience Club                             21,000                 107,560
Nishimatsuya Chain                                   10,500                 188,861
Telepark                                                 61                  80,621
USS                                                   4,070                 256,763
XEBIO                                                 6,000                 155,043
                                                                    ---------------
Total                                                                       788,848
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
IBJ Leasing                                           7,300                 159,356
Trusco Nakayama                                      15,600                 312,502
                                                                    ---------------
Total                                                                       471,858
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (--%)
Okinawa Cellular Telephone                               17                  50,094
-----------------------------------------------------------------------------------

MALAYSIA (0.7%)
AIR FREIGHT & LOGISTICS (0.2%)
Transmile Group                                      52,500                 201,096
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Muhibbah Engineering                                 99,100                 176,070
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
DiGi.Com                                             68,100                 404,195
-----------------------------------------------------------------------------------

MEXICO (0.7%)
FOOD & STAPLES RETAILING (0.3%)
Controladora Comercial Mexicana                     118,000                 304,413
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEXICO (CONT.)

HOUSEHOLD DURABLES (0.4%)
Consorcio ARA                                       159,000                $259,903
Corporacion GEO Series B                             40,000(b)              219,495
                                                                    ---------------
Total                                                                       479,398
-----------------------------------------------------------------------------------

NETHERLANDS (5.6%)
COMMERCIAL SERVICES & SUPPLIES (0.3%)
USG People                                            6,600                 299,471
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.5%)
Arcadis                                              12,480                 862,780
Grontmij                                              1,000                 158,976
Imtech                                               11,441                 916,008
                                                                    ---------------
Total                                                                     1,937,764
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
Draka Holding                                        27,523(b)            1,052,764
-----------------------------------------------------------------------------------

MACHINERY (1.5%)
Aalberts Inds                                        16,620               1,765,037
-----------------------------------------------------------------------------------

MEDIA (0.3%)
Wolters Kluwer                                       12,000                 355,406
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
ASM Intl                                              8,800(b)              214,780
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Beter Bed Holding                                    11,250                 398,015
Macintosh Retail Group                                7,200                 327,567
                                                                    ---------------
Total                                                                       725,582
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Smit Intl                                             4,400                 330,573
-----------------------------------------------------------------------------------

NEW ZEALAND (0.2%)
AIRLINES
Air New Zealand                                     136,600                 285,399
-----------------------------------------------------------------------------------

NORWAY (2.1%)
CAPITAL MARKETS (0.4%)
Acta Holding                                         72,000                 420,338
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
NORWAY (CONT.)

ENERGY EQUIPMENT & SERVICES (1.7%)
Petroleum Geo-Services                                7,644(b)             $209,151
Prosafe                                              55,995                 860,554
Sevan Marine                                         70,161(b)              647,307
TGS NOPEC Geophysical                                13,800(b)              315,715
                                                                    ---------------
Total                                                                     2,032,727
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.4%)

CHEMICALS (--%)
Chemrez Technologies                                139,000                  15,684
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Megaworld                                         3,939,000(b)              265,821
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Intl Container Terminal Services                    185,600                 108,562
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Globe Telecom                                         5,500                 141,546
-----------------------------------------------------------------------------------

PORTUGAL (0.3%)

PAPER & FOREST PRODUCTS
Portucel -- Empresa Produtora de Pasta e
 Papel                                               80,917                 308,382
-----------------------------------------------------------------------------------

RUSSIA (0.1%)
METALS & MINING
Chelyabinsk Zink Plant GDR                            6,300(b)               85,995
-----------------------------------------------------------------------------------

SINGAPORE (1.4%)
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Parkway Holdings                                    159,600                 412,401
-----------------------------------------------------------------------------------

MACHINERY (0.2%)
Inter-Roller Engineering                            310,000                 195,872
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
CapitaMall Trust                                     61,000                 158,921
Suntec REIT                                         304,000                 406,324
                                                                    ---------------
Total                                                                       565,245
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SINGAPORE (1.4%) (CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Ho Bee Investment                                   135,000                $209,491
SC Global Developments                               67,000                 226,086
                                                                    ---------------
Total                                                                       435,577
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
United Test and Assembly Center                      74,000(b)               43,088
-----------------------------------------------------------------------------------

SOUTH AFRICA (0.8%)
CAPITAL MARKETS (0.3%)
Investec                                             26,800                 377,024
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Aveng                                                36,300                 246,475
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
Lewis Group                                          33,000                 338,368
-----------------------------------------------------------------------------------

SOUTH KOREA (2.2%)
AUTO COMPONENTS (0.2%)
Korea Kumho Petrochemical                             4,000                 184,048
Nexen Tire                                            2,990                  76,152
                                                                    ---------------
Total                                                                       260,200
-----------------------------------------------------------------------------------

BEVERAGES (0.1%)
Jinro Distillers                                      3,000                  79,566
-----------------------------------------------------------------------------------

CHEMICALS (0.4%)
LG Petrochemical                                      6,500                 218,715
SSCP                                                  7,050(b)              198,103
                                                                    ---------------
Total                                                                       416,818
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
GS Engineering & Construction                         2,700                 267,971
-----------------------------------------------------------------------------------

INSURANCE (0.3%)
Hyundai Marine & Fire Insurance                      12,000                 161,036
Meritz Fire & Marine Insurance                       17,000                 143,683
                                                                    ---------------
Total                                                                       304,719
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
NHN                                                   1,500                 234,852
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH KOREA (CONT.)

MACHINERY (0.6%)
Doosan Infracore                                      7,500                $238,707
Hyundai Mipo Dockyard                                 1,400                 283,932
JVM CO LTD                                            1,825                  93,812
STX Shipbuilding                                      7,700                 222,709
                                                                    ---------------
Total                                                                       839,160
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
GS Holdings                                           4,660                 211,382
-----------------------------------------------------------------------------------

SPAIN (1.1%)
COMMERCIAL BANKS (0.7%)
Banco Pastor                                         32,323                 761,403
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.1%)
Red Electrica de Espana                               3,600                 165,393
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
Mecalux                                               7,599                 371,419
-----------------------------------------------------------------------------------

SWEDEN (3.5%)
BIOTECHNOLOGY (0.3%)
Q-Med                                                24,931                 410,671
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Lindab Intl                                          34,922                 964,408
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
D Carnegie & Co                                      10,800                 213,637
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Elekta Series B                                      14,886                 262,705
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
RaySearch Laboratories                               14,980(b)              424,464
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
JM                                                   21,672                 745,382
-----------------------------------------------------------------------------------

MACHINERY (0.5%)
Munters                                              12,630                 612,452
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
RNB Retail and Brands                                35,342                 469,270
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SWITZERLAND (2.6%)
BIOTECHNOLOGY (0.7%)
Basilea Pharmaceutica                                 2,705(b)             $597,835
Speedel Holding                                       1,260(b)              183,100
                                                                    ---------------
Total                                                                       780,935
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Compagnie Financiere Tradition                        3,100                 506,977
Vontobel Holding                                     12,031                 668,235
                                                                    ---------------
Total                                                                     1,175,212
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Banque Cantonale Vaudoise                               840                 433,411
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Swiss Life Holding                                    1,650(b)              424,707
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.2%)
Addax Petroleum                                       4,100                 159,752
Petroplus Holdings                                      787(b)               65,165
                                                                    ---------------
Total                                                                       224,917
-----------------------------------------------------------------------------------

TAIWAN (1.2%)
CHEMICALS (0.2%)
TSRC                                                224,000                 197,824
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
D-Link                                              106,700                 196,714
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Chicony Electronics                                 110,000                 164,157
Inventec                                            233,000                 171,516
                                                                    ---------------
Total                                                                       335,673
-----------------------------------------------------------------------------------

MARINE (0.3%)
First Steamship                                     145,000(b)              188,329
U-Ming Marine Transport                             112,000                 206,507
                                                                    ---------------
Total                                                                       394,836
-----------------------------------------------------------------------------------

METALS & MINING (0.1%)
Sheng Yu Steel                                      158,000                 163,938
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Huaku Construction                                   74,000                 154,211
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THAILAND (0.4%)
COMMERCIAL BANKS (0.3%)
Bangkok Bank                                         97,200                $332,219
-----------------------------------------------------------------------------------

MARINE (0.1%)
Thoresen Thai Agencies Public                       177,601                 176,564
-----------------------------------------------------------------------------------

TURKEY (1.1%)
COMMERCIAL BANKS (0.2%)
Yapi ve Kredi Bankasi                               120,000(b)              260,956
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Arcelik                                              38,000                 279,023
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Koc Holding                                          80,000                 389,644
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Tupras Turkiye Petrol Rafinerileri                   19,000                 381,998
-----------------------------------------------------------------------------------

UNITED KINGDOM (9.8%)
AIRLINES (0.4%)
British Airways                                      41,900(b)              421,492
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Britvic                                              28,700                 197,752
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Henderson Group                                     127,900                 407,633
RAB Capital                                         102,300                 216,546
                                                                    ---------------
Total                                                                       624,179
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Elementis                                           143,850                 247,373
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.8%)
Galliford Try                                       112,400                 378,211
Kier Group                                            8,300                 407,087
Severfield-Rowen                                      3,500                 146,172
                                                                    ---------------
Total                                                                       931,470
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
IG Group Holdings                                   148,291                 902,050
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Abacus Group                                         48,200                 134,958
Spectris                                             20,300                 393,345
                                                                    ---------------
Total                                                                       528,303
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

HOTELS, RESTAURANTS & LEISURE (0.5%)
Luminar                                              39,154                $621,681
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Barratt Developments                                  8,600(b)              366,631
Barratt Developments                                 24,200                 520,957
Persimmon                                            10,000                 267,409
                                                                    ---------------
Total                                                                     1,154,997
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
McBride                                              37,600                 178,656
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
Cookson Group                                        63,230                 830,522
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
Beazley Group                                       166,800                 526,707
-----------------------------------------------------------------------------------

IT SERVICES (0.4%)
Detica Group                                         56,124                 432,263
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Vitec Group                                          17,800                 227,794
-----------------------------------------------------------------------------------

MACHINERY (1.1%)
Enodis                                               70,600                 291,710
Melrose                                              89,600                 333,291
Tanfield Group                                      177,009(b)              464,686
Weir Group                                           22,600                 290,765
                                                                    ---------------
Total                                                                     1,380,452
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.3%)
Dana Petroleum                                        8,400(b)              174,169
Venture Production                                   16,800(b)              229,254
                                                                    ---------------
Total                                                                       403,423
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Fiberweb                                             39,600                 148,074
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Galiform                                             39,600(b)              130,258
Lookers                                             113,000                 479,024
                                                                    ---------------
Total                                                                       609,282
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Northern Rock                                        20,050                 428,725
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

WATER UTILITIES (0.7%)
Northumbrian Water Group                            124,270                $814,259
-----------------------------------------------------------------------------------

UNITED STATES (0.3%)
METALS & MINING
Boart Longyear Group                                 63,100(b)              101,141
Gerdau Ameristeel                                    18,700                 229,117
                                                                    ---------------
Total                                                                       330,258
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $90,473,933)                                                    $110,926,597
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (2.4%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Fresenius                                             3,300                $278,252
Fuchs Petrolub                                       12,975               1,210,138
Hugo Boss                                            20,880               1,285,155
-----------------------------------------------------------------------------------

JAPAN
Dowa Holdings Warrants                               39,000(b,e)             18,490
-----------------------------------------------------------------------------------

SWEDEN
JM AB Rights                                         21,672(b)                7,968
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $2,042,147)                                                       $2,800,003
===================================================================================

MONEY MARKET FUND (4.5%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  5,320,436(f)           $5,320,436
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,320,436)                                                       $5,320,436
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $97,836,516)(g)                                                 $119,047,036
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

(c)  Foreign security values are stated in U.S. dollars.

(d)  Negligible market value.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2007, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
Far East Pharmaceutical Technology         03-10-04 thru 06-08-04         $163,792
Dowa Holdings Warrants                            09-27-06                      --

(f)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(g) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $97,837,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $24,044,000
Unrealized depreciation                                             (2,834,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $21,210,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers (identified cost $92,516,080)           $113,726,600
   Affiliated money market fund (identified cost $5,320,436)
      (Note 6)                                                     5,320,436
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $97,836,516)                                                  119,047,036
Foreign currency holdings (identified cost $59,344) (Note 1)          59,122
Capital shares receivable                                             26,392
Dividends and accrued interest receivable                            372,450
Receivable for investment securities sold                          1,071,013
Unrealized appreciation on foreign currency contracts held,
   at value (Note 5)                                                   1,569
----------------------------------------------------------------------------
Total assets                                                     120,577,582
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                      9,501
Capital shares payable                                                45,431
Payable for investment securities purchased                        1,597,354
Unrealized depreciation on foreign currency contracts held,
   at value (Note 5)                                                     446
Accrued investment management services fee                            10,995
Accrued distribution fee                                               3,198
Accrued transfer agency fee                                            1,038
Accrued administrative services fee                                      785
Accrued plan administration services fee                                   3
Other accrued expenses                                                55,165
----------------------------------------------------------------------------
Total liabilities                                                  1,723,916
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $118,853,666
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    129,110
Additional paid-in capital                                        91,768,109
Excess of distributions over net investment income                  (280,074)
Accumulated net realized gain (loss)                               6,023,486
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 5)                                            21,213,035
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $118,853,666
============================================================================

Net assets applicable to outstanding shares:  Class A                         $ 74,835,408
                                              Class B                         $ 18,903,593
                                              Class C                         $  1,115,040
                                              Class I                         $ 23,875,360
                                              Class R4                        $    124,265
Net asset value per share of outstanding
   capital stock:                             Class A shares     8,106,206    $       9.23
                                              Class B shares     2,106,548    $       8.97
                                              Class C shares       124,177    $       8.98
                                              Class I shares     2,560,715    $       9.32
                                              Class R4 shares       13,381    $       9.29
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 1,029,625
Interest                                                              5,755
Income distributions from affiliated money market fund (Note
   6)                                                                58,597
   Less foreign taxes withheld                                      (98,086)
---------------------------------------------------------------------------
Total income                                                        995,891
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  527,706
Distribution fee
   Class A                                                           85,712
   Class B                                                           89,182
   Class C                                                            5,093
Transfer agency fee
   Class A                                                           80,252
   Class B                                                           22,209
   Class C                                                            1,249
   Class R4                                                              47
Service fee -- Class R4                                                  12
Administrative services fees and expenses                            41,748
Plan administration services fee Class R4                               109
Compensation of board members                                         1,035
Custodian fees                                                       60,830
Printing and postage                                                 31,760
Registration fees                                                    20,953
Professional fees                                                    10,692
Other                                                                   771
---------------------------------------------------------------------------
Total expenses                                                      979,360
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                       (33,852)
---------------------------------------------------------------------------
                                                                    945,508
   Earnings and bank fee credits on cash balances (Note 2)           (1,105)
---------------------------------------------------------------------------
Total net expenses                                                  944,403
---------------------------------------------------------------------------
Investment income (loss) -- net                                      51,488
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                 6,148,320
   Foreign currency transactions                                    (54,433)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                           6,093,887
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    15,607,056
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            21,700,943
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $21,752,431
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                         APRIL 30, 2007     OCT. 31, 2006
                                                        SIX MONTHS ENDED     YEAR ENDED
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $     51,488      $    176,427
Net realized gain (loss) on investments                      6,093,887        20,319,058
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        15,607,056        (2,829,961)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               21,752,431        17,665,524
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                 (897,455)         (675,829)
      Class B                                                 (104,985)          (51,826)
      Class C                                                   (6,952)           (3,703)
      Class I                                                 (305,651)         (163,689)
      Class R4                                                  (1,619)           (1,003)
   Net realized gain
      Class A                                              (12,585,482)       (7,214,155)
      Class B                                               (3,393,463)       (1,936,989)
      Class C                                                 (194,156)          (97,432)
      Class I                                               (3,117,174)       (1,232,741)
      Class R4                                                 (20,465)           (9,458)
-----------------------------------------------------------------------------------------
Total distributions                                        (20,627,402)      (11,386,825)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                   6,443,482        15,724,353
   Class B shares                                            1,208,325         3,815,561
   Class C shares                                              163,693           362,684
   Class I shares                                            7,179,583         4,942,521
   Class R4 shares                                               2,070            42,500
Reinvestment of distributions at net asset value
   Class A shares                                           13,307,488         6,594,661
   Class B shares                                            3,428,655         1,950,637
   Class C shares                                              192,837            97,301
   Class I shares                                            3,420,227         1,395,037
   Class R4 shares                                              18,049             8,310
Payments for redemptions
   Class A shares                                          (12,509,082)      (25,326,639)
   Class B shares (Note 2)                                  (2,832,155)       (6,734,255)
   Class C shares (Note 2)                                    (241,879)         (361,283)
   Class I shares                                           (2,283,822)       (2,208,723)
   Class R4 shares                                              (2,242)          (38,812)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             17,495,229           263,853
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     18,620,258         6,542,552
Net assets at beginning of period                          100,233,408        93,690,856
-----------------------------------------------------------------------------------------
Net assets at end of period                               $118,853,666      $100,233,408
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $   (280,074)     $    985,100
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource International Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of non-U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

Effective Dec. 11, 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

At April 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  27

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2007, investments in securities included issues that are illiquid, which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2007 was $18,490 representing 0.02% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  29

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2007, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  31

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.12% to 0.995% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper International Small-Cap Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $56,771 for the six months ended April 30, 2007.

The Investment Manager has Subadvisory Agreements with AIG Global Investment Corp. (AIGGIC) and Batterymarch Financial Management, Inc. (Batterymarch). Effective April 24, 2006, AIGGIC and Batterymarch replaced Templeton Investment Counsel, LLC and Wellington Management Company, LLP together with its affiliate Wellingtion Management International Ltd as subadvisers to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $725 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y and Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  33

Sales charges received by the Distributor for distributing Fund shares were $59,428 for Class A, $6,843 for Class B and $58 for Class C for the six months ended April 30, 2007.

In addition, to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to a "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until July 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.97% for Class R4.

For the six months ended April 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 1.73% for Class A, 2.49% for Class B, 2.49% for Class C, 1.38% for Class I and 1.56% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class R4 were $26,356, $6,852, $389 and $39, respectively, and the management fees waived at the Fund level were $216. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Oct. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.84% for Class A, 2.61% for Class B, 2.61% for Class C, 1.49% for Class I and 1.67% for Class R4 of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund's custodian and transfer agency fees were reduced by $1,105 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $51,987,994 and $57,940,597, respectively, for the six months ended April 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED APRIL 30, 2007
                         CLASS A       CLASS B      CLASS C      CLASS I    CLASS R4*
--------------------------------------------------------------------------------------
Sold                       734,841       140,799      19,167     787,881          226
Issued for reinvested
 distributions           1,636,837       432,911      24,318     417,101        2,209
Redeemed                (1,401,480)     (329,341)    (28,158)   (274,592)        (234)
--------------------------------------------------------------------------------------
Net increase
 (decrease)                970,198       244,369      15,327     930,390        2,201
--------------------------------------------------------------------------------------

                                          YEAR ENDED OCT. 31, 2006
                         CLASS A       CLASS B      CLASS C      CLASS I    CLASS R4*
--------------------------------------------------------------------------------------
Sold                     1,757,812       433,211      40,929     546,141        4,707
Issued for reinvested
 distributions             793,581       239,636      11,939     166,671          997
Redeemed                (2,854,336)     (782,828)    (41,405)   (240,627)      (4,341)
--------------------------------------------------------------------------------------
Net increase
 (decrease)               (302,943)     (109,981)     11,463     472,185        1,363
--------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.

5. FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2007, the Fund has forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                         CURRENCY TO          CURRENCY TO           UNREALIZED       UNREALIZED
EXCHANGE DATE            BE DELIVERED         BE RECEIVED          APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------
May 1, 2007                   122,331                   148,033       $  610            $ --
                          U.S. Dollar         Australian Dollar
May 1, 2007                 5,981,988                    50,511          448              --
                         Japanese Yen               U.S. Dollar
May 2, 2007                   161,591                   118,799          511              --
                          U.S. Dollar    European Monetary Unit
May 2, 2007                   158,925                   240,756           --             429
                          U.S. Dollar          Singapore Dollar
May 3, 2007                   168,877                 1,320,852           --              17
                          U.S. Dollar          Hong Kong Dollar
-------------------------------------------------------------------------------------------------
Total                                                                 $1,569            $446
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  35

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings under the facility outstanding during the six months ended April 30, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

--------------------------------------------------------------------------------

 36 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  37

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.35          $8.81          $7.90          $7.45          $5.09
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01            .02            .03            .02            .02
Net gains (losses) (both realized and
 unrealized)                               1.87           1.58           1.32            .96           2.34
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.88           1.60           1.35            .98           2.36
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.13)          (.09)            --           (.03)            --
Distributions from realized gains         (1.87)          (.97)          (.44)          (.50)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (2.00)         (1.06)          (.44)          (.53)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.23          $9.35          $8.81          $7.90          $7.45
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $75            $67            $66            $53            $26
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                    1.73%(e)       1.81%          1.94%          1.94%          1.95%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .17%(e)        .25%           .40%           .34%           .52%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          50%           157%            80%            66%            87%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          23.03%(g)      19.71%         17.70%         13.94%         46.37%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.81% for the six months ended April 30, 2007 and 1.83%, 1.99%, 2.26% and 3.09% the years ended Oct. 31, 2006, 2005, 2004 and
     2003 respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.11          $8.60          $7.78          $7.39          $5.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)            --           (.03)          (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                               1.80           1.51           1.29            .92           2.33
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.79           1.51           1.26            .91           2.31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.06)          (.03)            --           (.02)            --
Distributions from realized gains         (1.87)          (.97)          (.44)          (.50)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.93)         (1.00)          (.44)          (.52)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.97          $9.11          $8.60          $7.78          $7.39
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $19            $17            $17            $13             $4
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                    2.49%(e)       2.58%          2.71%          2.71%          2.72%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.62%)(e)      (.50%)         (.33%)         (.38%)         (.45%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          50%           157%            80%            66%            87%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          22.43%(g)      18.92%         16.77%         13.01%         45.47%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.57% for the six months ended April 30, 2007 and 2.60%, 2.75%, 3.04% and 3.86% for the years ended Oct. 31, 2006, 2005, 2004 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,           2007(H)            2006           2005           2004           2003
Net asset value, beginning of period      $9.12          $8.62          $7.80          $7.39          $5.08
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)            --           (.03)          (.01)          (.02)
Net gains (losses) (both realized and
 unrealized)                               1.82           1.51           1.29            .93           2.33
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.80           1.51           1.26            .92           2.31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)          (.04)            --           (.01)            --
Distributions from realized gains         (1.87)          (.97)          (.44)          (.50)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.94)         (1.01)          (.44)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.98          $9.12          $8.62          $7.80          $7.39
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $1             $1             $1             $1            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c),(d)                    2.49%(e)       2.59%          2.71%          2.71%          2.72%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.60%)(e)      (.56%)         (.34%)         (.34%)         (.01%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          50%           157%            80%            66%            87%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          22.51%(g)      18.90%         16.73%         13.09%         45.47%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.57% for the six months ended April 30, 2007 and 2.61%, 2.77%, 3.05% and 3.86% for the years ended Oct. 31, 2006, 2005, 2004 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2007(I)            2006              2005        2004(B)
Net asset value, beginning of
 period                                 $9.46          $8.89             $7.94          $7.86
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .03            .06               .07            .02
Net gains (losses) (both realized
 and unrealized)                         1.88           1.61              1.32            .06
------------------------------------------------------------------------------------------------------------
Total from investment operations         1.91           1.67              1.39            .08
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.18)          (.13)               --             --
Distributions from realized gains       (1.87)          (.97)             (.44)            --
------------------------------------------------------------------------------------------------------------
Total distributions                     (2.05)         (1.10)             (.44)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $9.32          $9.46             $8.89          $7.94
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $24            $15               $10            $11
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                      1.38%(e),(f)     1.34%           1.48%(e)       1.55%(e),(f)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      .63%(f)        .70%              .89%           .77%(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        50%           157%               80%            66%
------------------------------------------------------------------------------------------------------------
Total return(g)                        23.18%(h)      20.41%            18.14%          1.02%(h)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.39% for the six months ended April 30, 2007 and 1.51% and 1.83% for the periods ended Oct. 31, 2005 and 2004, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,         2007(H)            2006              2005           2004           2003
Net asset value, beginning of
 period                                 $9.41          $8.85             $7.93          $7.47          $5.09
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .02            .04               .04            .03            .03
Net gains (losses) (both realized
 and unrealized)                         1.88           1.60              1.32            .97           2.35
------------------------------------------------------------------------------------------------------------
Total from investment operations         1.90           1.64              1.36           1.00           2.38
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.15)          (.11)               --           (.04)            --
Distributions from realized gains       (1.87)          (.97)             (.44)          (.50)            --
------------------------------------------------------------------------------------------------------------
Total distributions                     (2.02)         (1.08)             (.44)          (.54)            --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $9.29          $9.41             $8.85          $7.93          $7.47
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--               $--            $--            $--
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                      1.56%(d),(e)     1.62%           1.77%(d)       1.78%(d)       1.78%(d)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average daily net assets      .34%(e)        .50%              .58%           .45%           .70%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)        50%           157%               80%            66%            87%
------------------------------------------------------------------------------------------------------------
Total return(f)                        23.10%(g)      20.03%            17.77%         14.15%         46.76%
------------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 1.63% for the six months ended April 30, 2007 and 1.81%, 2.08% and 2.92% for the periods ended Oct. 31, 2005, 2004 and 2003, respectively.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h)  Six months ended April 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreements between RiverSource and each subadviser (collectively, the "Subadvisers") (the "Subadvisory Agreements"), the Subadvisers perform portfolio management and related services for the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the "Advisory Agreements"). RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the Advisory Agreements. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

Nature, Extent and Quality of Services Provided by RiverSource and the
Subadvisers: The Board analyzed various reports and presentations they had received detailing the services performed by RiverSource and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource and each Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource and each of the Subadvisers were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved. Additionally, the Board reviewed the performance of the Subadvisers and the overall "subadvised" strategy. They noted, in particular, management's ongoing oversight and monitoring of each Subadviser's investment process and performance.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  45

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to all Funds, including the Fund. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, they referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the last three years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

          RIVERSOURCE INTERNATIONAL SMALL CAP FUND -- 2007 SEMIANNUAL REPORT  47

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

     RIVERSOURCE(R) INTERNATIONAL SMALL CAP FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus.
                                    RiverSource(R) mutual funds are distributed by RiverSource
                                    Distributors, Inc.
                                    and Ameriprise Financial Services, Inc., Members NASD, and
                                    managed by
       (RIVERSOURCE INVESTMENTS     RiverSource Investments, LLC. These companies are part of
       LOGO)                        Ameriprise Financial, Inc.                                                      S-6269 F (6/07)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    RiverSource International Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
Patrick T. Bannigan
President and Principal Executive
Officer

Date June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
Patrick T. Bannigan
President and Principal Executive
Officer

Date June 26, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
Jeffrey P. Fox
Treasurer and Principal Financial
Officer

Date June 26, 2007